WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 37.8%
COMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 1.6%
AT&T Inc., Senior Notes	3.800%	2/15/27	$5,087,000	$4,775,981
AT&T Inc., Senior Notes	2.300%	6/1/27	12,330,000	10,794,733
AT&T Inc., Senior Notes	1.650%	2/1/28	17,520,000	14,421,548
AT&T Inc., Senior Notes	2.250%	2/1/32	10,810,000	8,186,742
AT&T Inc., Senior Notes	2.550%	12/1/33	4,920,000	3,647,236
AT&T Inc., Senior Notes	5.350%	9/1/40	2,210,000	1,999,987
AT&T Inc., Senior Notes	5.550%	8/15/41	2,560,000	2,383,260
AT&T Inc., Senior Notes	4.350%	6/15/45	3,210,000	2,489,529
AT&T Inc., Senior Notes	3.300%	2/1/52	2,130,000	1,378,703
AT&T Inc., Senior Notes	3.500%	9/15/53	9,461,000	6,319,654
AT&T Inc., Senior Notes	3.550%	9/15/55	12,151,000	8,006,894
AT&T Inc., Senior Notes	3.800%	12/1/57	790,000	535,317
AT&T Inc., Senior Notes	3.650%	9/15/59	2,080,000	1,351,975
Telefonica Emisiones SA, Senior Notes	4.103%	3/8/27	219,000	202,932
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	2,821,000	2,153,280
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	2,387,000	2,171,087
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	6,114,000	5,845,623
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	1,960,000	1,785,074
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	7,170,000	6,056,084
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	9,637,000	9,074,577
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	1,728,000	1,579,802
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	5,090,000	4,337,059
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	7,020,000	5,276,225
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	21,430,000	17,132,250
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	20,529,000	15,762,475
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	40,598,000	36,650,702
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	2,097,000	1,963,755
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	16,300,000	10,661,814
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	2,220,000	1,626,188
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	6,606,000	5,079,513
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	3,739,000	2,971,101
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	5,144,000	4,456,060
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	564,000	541,027
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	14,750,000	11,306,621
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	14,970,000	9,194,721

Total Diversified Telecommunication Services				222,119,529

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	1

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Entertainment - 0.3%
Walt Disney Co., Senior Notes	6.200%	12/15/34	$36,000	$37,901
Walt Disney Co., Senior Notes	6.650%	11/15/37	1,970,000	2,154,841
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	3,410,000	3,055,184	(a)
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	4,560,000	3,943,868	(a)
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	27,300,000	22,494,334	(a)
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	1,650,000	1,237,492	(a)
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	20,020,000	14,589,131	(a)

Total Entertainment				47,512,751

Interactive Media & Services - 0.1%
Alphabet Inc., Senior Notes	0.450%	8/15/25	1,740,000	1,561,791
Alphabet Inc., Senior Notes	0.800%	8/15/27	3,240,000	2,736,956
Alphabet Inc., Senior Notes	1.100%	8/15/30	3,810,000	2,951,568
Alphabet Inc., Senior Notes	1.900%	8/15/40	3,820,000	2,458,489
Alphabet Inc., Senior Notes	2.050%	8/15/50	2,360,000	1,393,806

Total Interactive Media & Services				11,102,610

Media - 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	24,874,000	24,277,959
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.750%	2/15/28	940,000	832,195
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	6,296,000	5,662,912
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	25,297,000	23,316,205
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	2,440,000	1,848,575
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	9,540,000	7,916,009
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	170,000	156,269
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	4,917,000	3,994,930

See Notes to Schedule of Investments.

2	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	$3,280,000	$2,088,654
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	2,474,000	2,186,856
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	2,242,000	1,740,017
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	1,857,000	1,503,720
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	8,887,000	6,536,730
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	7,320,000	5,299,447
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.900%	6/1/52	10,000,000	6,214,865
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	8,500,000	4,984,189
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	5,440,000	4,124,909
Comcast Corp., Senior Notes	3.950%	10/15/25	6,395,000	6,218,130
Comcast Corp., Senior Notes	3.150%	3/1/26	4,835,000	4,558,705
Comcast Corp., Senior Notes	3.300%	4/1/27	2,900,000	2,693,499
Comcast Corp., Senior Notes	4.150%	10/15/28	26,781,000	25,312,488	(b)
Comcast Corp., Senior Notes	3.400%	4/1/30	3,920,000	3,452,227
Comcast Corp., Senior Notes	4.250%	10/15/30	17,717,000	16,440,337
Comcast Corp., Senior Notes	7.050%	3/15/33	3,475,000	3,817,784
Comcast Corp., Senior Notes	5.650%	6/15/35	2,669,000	2,673,841
Comcast Corp., Senior Notes	3.900%	3/1/38	3,430,000	2,804,479
Comcast Corp., Senior Notes	3.250%	11/1/39	1,490,000	1,097,981
Comcast Corp., Senior Notes	3.750%	4/1/40	3,580,000	2,823,529
Comcast Corp., Senior Notes	3.400%	7/15/46	690,000	488,798
Comcast Corp., Senior Notes	4.000%	8/15/47	1,510,000	1,172,723
Comcast Corp., Senior Notes	3.969%	11/1/47	5,770,000	4,428,963

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	3

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - (continued)
Comcast Corp., Senior Notes	4.000%	3/1/48	$6,080,000	$4,692,247
Comcast Corp., Senior Notes	3.999%	11/1/49	1,070,000	822,090
Comcast Corp., Senior Notes	3.450%	2/1/50	2,420,000	1,697,086
Comcast Corp., Senior Notes	2.800%	1/15/51	4,350,000	2,679,567
Comcast Corp., Senior Notes	2.887%	11/1/51	6,340,000	3,980,834
Comcast Corp., Senior Notes	2.937%	11/1/56	5,924,000	3,546,290
Comcast Corp., Senior Notes	4.950%	10/15/58	1,150,000	991,916
Fox Corp., Senior Notes	5.476%	1/25/39	18,060,000	15,696,421
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	3,441,000	3,112,442
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	403,000	384,201
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	985,000	882,787
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	5,058,000	4,175,559
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	18,000	14,170

Total Media				223,343,535

Wireless Telecommunication Services - 0.4%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	878,750	866,631	(a)
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	6,820,000	6,524,512
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	1,330,000	1,229,133
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	25,000,000	22,190,677
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	4,900,000	3,886,567
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	18,270,000	13,801,195
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	2,350,000	1,919,476
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	5,020,000	3,364,289
T-Mobile USA Inc., Senior Notes	3.300%	2/15/51	2,300,000	1,502,662
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	6,580,000	6,201,611

Total Wireless Telecommunication Services				61,486,753

TOTAL COMMUNICATION SERVICES				565,565,178

CONSUMER DISCRETIONARY - 2.2%
Automobiles - 0.1%
General Motors Co., Senior Notes	6.600%	4/1/36	400,000	374,865
General Motors Co., Senior Notes	5.150%	4/1/38	797,000	642,904
General Motors Co., Senior Notes	6.250%	10/2/43	4,266,000	3,716,732
General Motors Co., Senior Notes	5.950%	4/1/49	716,000	599,360

See Notes to Schedule of Investments.

4	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Automobiles - (continued)
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	$949,000	$880,870
General Motors Financial Co. Inc., Senior Notes	3.100%	1/12/32	2,580,000	1,949,355

Total Automobiles				8,164,086

Hotels, Restaurants & Leisure - 0.9%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	11,044,000	10,419,122
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	1,040,000	933,882
McDonald’s Corp., Senior Notes	3.300%	7/1/25	4,390,000	4,224,558
McDonald’s Corp., Senior Notes	1.450%	9/1/25	7,940,000	7,247,358
McDonald’s Corp., Senior Notes	3.700%	1/30/26	3,953,000	3,815,470
McDonald’s Corp., Senior Notes	3.500%	3/1/27	2,484,000	2,356,068
McDonald’s Corp., Senior Notes	3.500%	7/1/27	3,310,000	3,096,352
McDonald’s Corp., Senior Notes	3.800%	4/1/28	1,513,000	1,423,862
McDonald’s Corp., Senior Notes	2.125%	3/1/30	8,770,000	7,153,726
McDonald’s Corp., Senior Notes	3.600%	7/1/30	4,130,000	3,720,374
McDonald’s Corp., Senior Notes	4.875%	12/9/45	5,870,000	5,208,598
McDonald’s Corp., Senior Notes	3.625%	9/1/49	800,000	584,140
McDonald’s Corp., Senior Notes	4.200%	4/1/50	9,130,000	7,340,073
Sands China Ltd., Senior Notes	5.625%	8/8/25	7,559,000	6,859,944
Sands China Ltd., Senior Notes	5.900%	8/8/28	31,015,000	26,138,046
Sands China Ltd., Senior Notes	3.350%	3/8/29	4,690,000	3,490,597
Sands China Ltd., Senior Notes	4.875%	6/18/30	15,340,000	12,024,697
Sands China Ltd., Senior Notes	3.750%	8/8/31	21,050,000	15,134,650

Total Hotels, Restaurants & Leisure				121,171,517

Household Durables - 0.0%††
Newell Brands Inc., Senior Notes	4.100%	4/1/23	1,682,000	1,682,195
Newell Brands Inc., Senior Notes	4.450%	4/1/26	179,000	164,938

Total Household Durables				1,847,133

Internet & Direct Marketing Retail - 0.9%
Amazon.com Inc., Senior Notes	0.800%	6/3/25	8,220,000	7,464,600
Amazon.com Inc., Senior Notes	3.300%	4/13/27	2,400,000	2,268,904
Amazon.com Inc., Senior Notes	1.200%	6/3/27	10,090,000	8,629,452
Amazon.com Inc., Senior Notes	3.150%	8/22/27	6,161,000	5,749,448
Amazon.com Inc., Senior Notes	3.450%	4/13/29	5,130,000	4,746,492
Amazon.com Inc., Senior Notes	1.500%	6/3/30	4,990,000	3,942,132
Amazon.com Inc., Senior Notes	2.100%	5/12/31	4,510,000	3,664,885
Amazon.com Inc., Senior Notes	3.600%	4/13/32	20,910,000	19,033,741	(b)
Amazon.com Inc., Senior Notes	3.875%	8/22/37	6,705,000	5,839,766

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	5

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Internet & Direct Marketing Retail - (continued)
Amazon.com Inc., Senior Notes	4.950%	12/5/44	$3,036,000	$2,909,241
Amazon.com Inc., Senior Notes	4.050%	8/22/47	21,835,000	18,481,549	(b)
Amazon.com Inc., Senior Notes	2.500%	6/3/50	18,110,000	11,362,613
Amazon.com Inc., Senior Notes	4.250%	8/22/57	4,760,000	3,977,652
Prosus NV, Senior Notes	3.680%	1/21/30	11,350,000	8,517,898	(a)
Prosus NV, Senior Notes	4.027%	8/3/50	15,440,000	8,631,456	(a)
Prosus NV, Senior Notes	3.832%	2/8/51	13,500,000	7,517,962	(a)

Total Internet & Direct Marketing Retail				122,737,791

Multiline Retail - 0.0%††
Dollar General Corp., Senior Notes	3.250%	4/15/23	660,000	659,351
Target Corp., Senior Notes	2.250%	4/15/25	6,720,000	6,344,826

Total Multiline Retail				7,004,177

Specialty Retail - 0.2%
Home Depot Inc., Senior Notes	2.500%	4/15/27	4,170,000	3,792,522
Home Depot Inc., Senior Notes	3.900%	12/6/28	750,000	713,440
Home Depot Inc., Senior Notes	2.700%	4/15/30	4,380,000	3,747,638
Home Depot Inc., Senior Notes	3.300%	4/15/40	4,870,000	3,736,865
Home Depot Inc., Senior Notes	3.900%	6/15/47	820,000	654,119
Home Depot Inc., Senior Notes	3.350%	4/15/50	9,320,000	6,699,584
Lowe’s Cos. Inc., Senior Notes	1.700%	9/15/28	9,030,000	7,383,319
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	2,800,000	2,621,843

Total Specialty Retail				29,349,330

Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc., Senior Notes	2.400%	3/27/25	3,750,000	3,559,996
NIKE Inc., Senior Notes	2.750%	3/27/27	6,050,000	5,564,374
NIKE Inc., Senior Notes	2.850%	3/27/30	5,960,000	5,183,834
NIKE Inc., Senior Notes	3.250%	3/27/40	2,820,000	2,176,086
NIKE Inc., Senior Notes	3.375%	3/27/50	1,170,000	863,842

Total Textiles, Apparel & Luxury Goods				17,348,132

TOTAL CONSUMER DISCRETIONARY				307,622,166

CONSUMER STAPLES - 1.9%
Beverages - 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	13,236,000	12,727,343
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	10,621,000	9,255,495
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	1,270,000	1,208,418

See Notes to Schedule of Investments.

6	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Beverages - (continued)
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	$24,078,000	$23,480,365
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	2,710,000	2,423,382
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	10,440,000	8,871,972
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	1,330,000	1,105,323
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	2,090,000	1,971,401
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	19,720,000	16,286,449
Coca-Cola Co., Senior Notes	3.375%	3/25/27	3,540,000	3,381,832
Coca-Cola Co., Senior Notes	1.450%	6/1/27	4,130,000	3,574,345
Coca-Cola Co., Senior Notes	2.500%	6/1/40	4,010,000	2,811,041
Coca-Cola Co., Senior Notes	2.600%	6/1/50	3,180,000	2,055,608
Constellation Brands Inc., Senior Notes	3.600%	5/9/24	3,890,000	3,808,282
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	5,460,000	5,245,467
PepsiCo Inc., Senior Notes	0.750%	5/1/23	7,700,000	7,556,496
PepsiCo Inc., Senior Notes	2.250%	3/19/25	760,000	719,599
PepsiCo Inc., Senior Notes	2.625%	3/19/27	760,000	698,308
PepsiCo Inc., Senior Notes	1.625%	5/1/30	2,410,000	1,935,311
PepsiCo Inc., Senior Notes	2.875%	10/15/49	2,270,000	1,598,102

Total Beverages				110,714,539

Food & Staples Retailing - 0.2%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	11,490,000	9,930,865
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	10,000	8,029
Costco Wholesale Corp., Senior Notes	1.750%	4/20/32	5,190,000	4,010,753
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	319,054	328,632
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	3,560,721	3,537,225
Walmart Inc., Senior Notes	1.500%	9/22/28	2,940,000	2,462,077
Walmart Inc., Senior Notes	2.375%	9/24/29	1,060,000	910,864
Walmart Inc., Senior Notes	1.800%	9/22/31	2,020,000	1,608,319

Total Food & Staples Retailing				22,796,764

Food Products - 0.3%
Danone SA, Senior Notes	2.589%	11/2/23	6,493,000	6,350,616	(a)
Danone SA, Senior Notes	2.947%	11/2/26	4,317,000	3,954,594	(a)
Hershey Co., Senior Notes	0.900%	6/1/25	1,930,000	1,753,936
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	2,588,000	2,388,508

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	7

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Food Products - (continued)
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	$293,000	$267,252
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	36,000	31,351
Mars Inc., Senior Notes	2.700%	4/1/25	3,269,000	3,112,469	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	9,788,000	8,656,371	(a)
Mars Inc., Senior Notes	2.375%	7/16/40	3,260,000	2,155,993	(a)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	10,020,000	9,169,305

Total Food Products				37,840,395

Household Products - 0.0%††
Kimberly-Clark Corp., Senior Notes	3.100%	3/26/30	1,810,000	1,599,839
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	1,200,000	1,117,554
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	3,430,000	3,076,503

Total Household Products				5,793,896

Tobacco - 0.6%
Altria Group Inc., Senior Notes	2.350%	5/6/25	1,770,000	1,641,329
Altria Group Inc., Senior Notes	4.400%	2/14/26	8,997,000	8,666,651
Altria Group Inc., Senior Notes	4.800%	2/14/29	2,049,000	1,893,606
Altria Group Inc., Senior Notes	2.450%	2/4/32	2,180,000	1,541,794
Altria Group Inc., Senior Notes	5.800%	2/14/39	4,635,000	4,058,469
Altria Group Inc., Senior Notes	5.950%	2/14/49	20,034,000	16,643,148
Altria Group Inc., Senior Notes	6.200%	2/14/59	710,000	618,323
BAT Capital Corp., Senior Notes	3.557%	8/15/27	17,750,000	15,611,217
BAT Capital Corp., Senior Notes	2.259%	3/25/28	3,180,000	2,534,297
BAT Capital Corp., Senior Notes	4.540%	8/15/47	4,767,000	3,168,999
Cargill Inc., Senior Notes	1.375%	7/23/23	6,530,000	6,363,195	(a)
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	7,559,000	7,542,752
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	3,930,000	3,851,637
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	4,340,000	3,302,098
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	1,406,000	1,032,837
Reynolds American Inc., Senior Notes	6.150%	9/15/43	1,110,000	929,193
Reynolds American Inc., Senior Notes	5.850%	8/15/45	1,610,000	1,266,760

Total Tobacco				80,666,305

TOTAL CONSUMER STAPLES				257,811,899

See Notes to Schedule of Investments.

8	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ENERGY - 6.2%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	$78,000	$75,205
Halliburton Co., Senior Notes	5.000%	11/15/45	1,075,000	895,751

Total Energy Equipment & Services				970,956

Oil, Gas & Consumable Fuels - 6.2%
Apache Corp., Senior Notes	6.000%	1/15/37	89,000	79,857
Apache Corp., Senior Notes	5.100%	9/1/40	11,863,000	9,603,810
Apache Corp., Senior Notes	5.250%	2/1/42	6,878,000	5,617,662
Apache Corp., Senior Notes	4.750%	4/15/43	18,342,000	13,718,054
Apache Corp., Senior Notes	4.250%	1/15/44	18,144,000	12,902,625
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	6,672,000	6,345,587
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	8,803,000	8,240,360
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	9,410,000	8,463,623
BP Capital Markets America Inc., Senior Notes	1.749%	8/10/30	5,000,000	3,893,675
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	14,290,000	9,310,177
BP Capital Markets America Inc., Senior Notes	2.772%	11/10/50	1,240,000	772,569
BP Capital Markets America Inc., Senior Notes	2.939%	6/4/51	760,000	484,241
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	9,880,000	8,154,057	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	15,650,000	12,346,682	(a)
Chevron Corp., Senior Notes	1.554%	5/11/25	7,640,000	7,067,472
Chevron Corp., Senior Notes	1.995%	5/11/27	2,750,000	2,440,469
Chevron Corp., Senior Notes	3.078%	5/11/50	8,710,000	6,190,238
Chevron USA Inc., Senior Notes	3.850%	1/15/28	8,880,000	8,447,233
Conoco Funding Co., Senior Notes	7.250%	10/15/31	313,000	350,409
ConocoPhillips Co., Senior Notes	6.950%	4/15/29	573,000	629,366
Continental Resources Inc., Senior Notes	4.500%	4/15/23	1,950,000	1,942,639
Continental Resources Inc., Senior Notes	3.800%	6/1/24	2,897,000	2,815,577
Continental Resources Inc., Senior Notes	4.375%	1/15/28	14,655,000	13,183,057
Continental Resources Inc., Senior Notes	4.900%	6/1/44	6,900,000	4,936,964
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	10,409,000	9,660,971	(a)
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	25,310,000	23,428,723	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	2,774,000	2,801,043
Devon Energy Corp., Senior Notes	5.250%	10/15/27	1,026,000	1,029,058

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	9

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Devon Energy Corp., Senior Notes	4.500%	1/15/30	$2,428,000	$2,213,202
Devon Energy Corp., Senior Notes	5.600%	7/15/41	13,600,000	12,215,454
Devon Energy Corp., Senior Notes	4.750%	5/15/42	9,470,000	7,733,786
Devon Energy Corp., Senior Notes	5.000%	6/15/45	19,033,000	15,886,238
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	3,669,000	3,388,616
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	13,512,000	11,680,899
Diamondback Energy Inc., Senior Notes	3.125%	3/24/31	4,010,000	3,258,606
Diamondback Energy Inc., Senior Notes	4.400%	3/24/51	5,000,000	3,779,264
Ecopetrol SA, Senior Notes	5.875%	5/28/45	61,615,000	37,405,234
El Paso Natural Gas Co. LLC, Senior Notes	8.375%	6/15/32	2,696,000	3,014,113
Energy Transfer LP, Senior Notes	2.900%	5/15/25	7,020,000	6,551,214
Energy Transfer LP, Senior Notes	4.750%	1/15/26	2,060,000	1,987,097
Energy Transfer LP, Senior Notes	5.500%	6/1/27	6,670,000	6,505,695
Energy Transfer LP, Senior Notes	4.950%	6/15/28	1,907,000	1,779,555
Energy Transfer LP, Senior Notes	5.250%	4/15/29	3,738,000	3,520,320
Energy Transfer LP, Senior Notes	3.750%	5/15/30	21,808,000	18,491,766
Energy Transfer LP, Senior Notes	6.100%	2/15/42	2,185,000	1,917,610
Energy Transfer LP, Senior Notes	5.300%	4/1/44	540,000	433,766
Energy Transfer LP, Senior Notes	5.400%	10/1/47	7,451,000	6,052,207
Energy Transfer LP, Senior Notes	6.250%	4/15/49	10,862,000	9,668,152
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	10,006,000	9,312,354
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	4,660,000	4,018,835
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	18,760,000	15,693,733
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	430,000	469,932
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	510,000	474,503
Enterprise Products Operating LLC, Senior Notes	4.450%	2/15/43	1,800,000	1,451,312
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	410,000	345,148
Enterprise Products Operating LLC, Senior Notes	5.100%	2/15/45	5,000,000	4,272,550
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	1,960,000	1,618,788
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	2,620,000	2,008,391

See Notes to Schedule of Investments.

10	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	$13,100,000	$9,236,528
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	905,000	626,740
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	2,590,000	1,948,483	(c)
EOG Resources Inc., Senior Notes	4.150%	1/15/26	203,000	197,939
EOG Resources Inc., Senior Notes	4.375%	4/15/30	13,092,000	12,485,649
EOG Resources Inc., Senior Notes	3.900%	4/1/35	6,800,000	5,825,394
EOG Resources Inc., Senior Notes	4.950%	4/15/50	16,625,000	15,500,940
EQT Corp., Senior Notes	7.000%	2/1/30	5,000,000	5,171,725
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	680,000	670,484
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	17,500,000	16,800,308
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	2,946,000	2,786,477
Exxon Mobil Corp., Senior Notes	2.440%	8/16/29	13,168,000	11,329,951
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	6,210,000	5,649,507
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	2,000,000	1,742,186
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	3,663,000	3,035,676
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	2,860,000	2,445,528
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	4,000,000	2,987,582
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	12,603,000	10,020,179	(a)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	10,863,000	7,284,912	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	2,803,000	1,967,078	(a)
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	349,000	343,985
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	1,792,000	1,763,577
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	110,000	114,799
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	620,000	585,733
Kinder Morgan Energy Partners LP, Senior Notes	6.375%	3/1/41	730,000	679,433
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	540,000	449,934

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	11

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Kinder Morgan Energy Partners LP, Senior Notes	5.400%	9/1/44	$140,000	$118,946
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	1,800,000	1,757,278
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	14,400,000	13,501,173
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	11,500,000	10,051,626
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	980,000	803,487
Lukoil Capital DAC, Senior Notes	3.600%	10/26/31	13,490,000	9,618,370	(a)
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	6,960,000	5,301,563	(a)
MPLX LP, Senior Notes	4.125%	3/1/27	2,687,000	2,509,047
MPLX LP, Senior Notes	4.000%	3/15/28	3,787,000	3,456,173
MPLX LP, Senior Notes	4.800%	2/15/29	1,684,000	1,569,074
MPLX LP, Senior Notes	4.500%	4/15/38	4,308,000	3,477,677
MPLX LP, Senior Notes	5.200%	3/1/47	8,490,000	7,001,277
MPLX LP, Senior Notes	5.200%	12/1/47	4,750,000	3,859,189
MPLX LP, Senior Notes	4.700%	4/15/48	7,707,000	5,893,189
MPLX LP, Senior Notes	5.500%	2/15/49	2,554,000	2,174,672
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	618,000	635,879
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	627,000	628,530
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	2,550,000	2,369,690
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	2,257,000	2,042,179
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	11,579,000	10,603,875
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	8,284,000	8,855,720
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	2,346,000	2,273,427
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	18,287,000	15,322,063
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	5,060,000	4,201,218
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	2,050,000	2,116,225
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	1,657,000	1,365,384
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	3,349,000	2,675,948
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	4,594,000	3,684,870
Pertamina Persero PT, Senior Notes	6.000%	5/3/42	6,914,000	6,116,717	(a)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	2,087,000	2,106,379
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	30,909,000	21,888,480	(a)
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	7,630,000	4,598,220	(a)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	3,889,000	2,487,910
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	5,746,000	3,016,248
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	3,950,000	2,190,690
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	13,254,000	6,931,466
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	4,478,000	2,503,717

See Notes to Schedule of Investments.

12	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	$1,890,000	$1,654,369
Pioneer Natural Resources Co., Senior Notes	1.900%	8/15/30	7,290,000	5,584,335
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	16,160,000	12,472,878
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	12,900,000	10,123,633	(a)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	22,500,000	14,145,210	(a)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	211,000	203,608	(a)
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	142,000	128,229	(a)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	6,654,000	6,204,871
Shell International Finance BV, Senior Notes	2.375%	11/7/29	8,300,000	6,968,151
Shell International Finance BV, Senior Notes	2.750%	4/6/30	11,040,000	9,436,260
Shell International Finance BV, Senior Notes	4.550%	8/12/43	1,451,000	1,261,448
Shell International Finance BV, Senior Notes	4.375%	5/11/45	4,084,000	3,441,761
Shell International Finance BV, Senior Notes	4.000%	5/10/46	3,779,000	3,017,596
Shell International Finance BV, Senior Notes	3.250%	4/6/50	17,000,000	11,993,243
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	18,252,000	18,222,039	(a)
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	3,985,000	4,359,405
Targa Resources Corp., Senior Notes	5.200%	7/1/27	10,760,000	10,367,159
Targa Resources Corp., Senior Notes	4.950%	4/15/52	2,600,000	2,007,005
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	6,590,000	5,403,788	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	17,006,000	18,074,316
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	5,000,000	4,233,758
Western Midstream Operating LP, Senior Notes	3.350%	2/1/25	2,630,000	2,455,026
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 1.100%)	3.555%	1/13/23	1,700,000	1,687,574	(c)
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	7,760,000	7,166,788
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	1,650,000	1,403,458
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	2,125,000	2,284,347
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	23,000	25,036
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	6,365,000	7,420,448
Williams Cos. Inc., Senior Notes	4.900%	1/15/45	4,386,000	3,595,238

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	13

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	$6,730,000	$5,717,931
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	1,990,000	1,652,386

Total Oil, Gas & Consumable Fuels				866,074,135

TOTAL ENERGY				867,045,091

FINANCIALS - 12.2%
Banks - 8.6%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	1,352,000	1,302,168	(a)
Banco Santander SA, Senior Notes	3.848%	4/12/23	6,448,000	6,402,329
Banco Santander SA, Senior Notes	2.746%	5/28/25	28,200,000	25,816,364
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	3.543%	4/12/23	2,149,000	2,150,160	(c)
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	1,000,000	902,517	(c)
Bank of America Corp., Senior Notes	3.300%	1/11/23	4,594,000	4,583,306
Bank of America Corp., Senior Notes	4.100%	7/24/23	4,988,000	4,975,957
Bank of America Corp., Senior Notes	4.000%	4/1/24	3,134,000	3,099,675
Bank of America Corp., Senior Notes	3.500%	4/19/26	4,567,000	4,294,764
Bank of America Corp., Senior Notes	5.000%	1/21/44	9,215,000	7,989,342
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	51,980,000	46,184,041	(c)
Bank of America Corp., Senior Notes (1.898% to 7/23/30 then SOFR + 1.530%)	1.898%	7/23/31	3,000,000	2,238,945	(c)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	14,650,000	11,220,724	(c)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	15,760,000	12,514,460	(c)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	13,820,000	10,821,006	(c)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	2,241,000	2,229,375	(c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	15,406,000	13,699,250	(c)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	7,782,000	7,722,605	(c)

See Notes to Schedule of Investments.

14	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	$7,711,000	$6,971,844	(c)
Bank of America Corp., Senior Notes (3.841% to 4/25/24 then SOFR + 1.110%)	3.841%	4/25/25	7,260,000	7,067,759	(c)
Bank of America Corp., Senior Notes (3.946% to 1/23/48 then 3 mo. USD LIBOR + 1.190%)	3.946%	1/23/49	3,717,000	2,764,347	(c)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. USD LIBOR + 1.070%)	3.970%	3/5/29	5,000,000	4,530,440	(c)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	22,684,000	20,220,181	(c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	25,140,000	19,013,971	(c)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	11,720,000	9,270,163	(c)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	5,370,000	5,038,460	(c)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	14,880,000	13,347,806	(c)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	5,409,000	5,325,000
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	2,875,000	2,785,178
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	1,093,000	1,054,312
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	17,320,000	16,474,030
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	3,000,000	2,171,384	(c)
Bank of Montreal, Senior Notes	1.850%	5/1/25	12,810,000	11,799,656
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	1,316,000	1,142,826	(c)
Bank of Nova Scotia, Senior Notes	3.450%	4/11/25	19,420,000	18,622,074
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	7,120,000	6,411,051
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	4,470,000	3,755,451	(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	15

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	$4,899,000	$4,415,542	(c)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	7,848,000	6,833,001	(c)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	2,463,000	2,345,317	(a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	7,899,000	7,119,375	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	8,840,000	7,955,448	(a)(c)
BNP Paribas SA, Senior Notes (3.052% to 1/13/30 then SOFR + 1.507%)	3.052%	1/13/31	11,830,000	9,423,653	(a)(c)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	16,281,000	16,037,029	(a)(c)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	8,704,000	8,047,017	(a)(c)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	2,669,000	2,307,893	(a)(c)
BPCE SA, Subordinated Notes	5.150%	7/21/24	4,541,000	4,431,050	(a)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	7,130,000	6,937,039
Citigroup Inc., Senior Notes	3.300%	4/27/25	12,054,000	11,491,067
Citigroup Inc., Senior Notes	8.125%	7/15/39	3,081,000	3,650,175
Citigroup Inc., Senior Notes	4.650%	7/30/45	7,037,000	5,699,924
Citigroup Inc., Senior Notes	4.650%	7/23/48	1,675,000	1,366,664
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	7,430,000	7,272,704	(c)
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	5,000,000	3,844,683	(c)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	56,980,000	44,898,096	(c)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	5,210,000	4,886,897	(c)
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. USD LIBOR + 1.151%)	3.520%	10/27/28	18,054,000	16,139,052	(c)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	15,970,000	13,407,653	(c)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	18,048,000	16,036,276	(c)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	8,960,000	8,051,372	(c)

See Notes to Schedule of Investments.

16	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	$5,380,000	$5,117,146	(c)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	6,260,000	5,768,137	(c)
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	1,849,000	1,836,489
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	4,549,000	4,426,664
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	2,722,000	2,720,613
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	1,343,000	1,272,576
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	25,282,000	23,442,499
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	412,000	417,358
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	605,000	583,776
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	564,000	576,291
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,423,000	1,244,447
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	716,000	572,766
Cooperatieve Rabobank UA, Senior Notes	3.375%	5/21/25	13,201,000	12,708,308
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	9,027,000	8,634,535
Cooperatieve Rabobank UA, Senior Notes	3.750%	7/21/26	833,000	768,393
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	3,500,000	3,104,981	(a)(c)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	7,190,000	6,528,149	(a)(c)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	5,300,000	4,388,319	(a)(c)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	5,920,000	5,297,902	(a)(c)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	3,743,000	3,231,424	(a)(c)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	3,529,000	3,474,262	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	7,066,000	7,031,294	(a)
Danske Bank A/S, Senior Notes	1.226%	6/22/24	11,270,000	10,475,035	(a)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	4,872,000	4,532,859	(a)(c)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	1,500,000	1,336,991	(a)(c)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	997,000	956,193

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	17

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	$2,670,000	$2,457,090
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	18,950,000	14,531,724	(c)
HSBC Holdings PLC, Senior Notes (3.803% to 3/11/24 then 3 mo. USD LIBOR + 1.211%)	3.803%	3/11/25	10,753,000	10,399,565	(c)
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. USD LIBOR + 1.546%)	4.041%	3/13/28	8,051,000	7,273,527	(c)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	206,000	201,788
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	3,347,000	3,179,143
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	2,266,000	2,253,713	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	10,460,000	9,760,759	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	11,693,000	10,647,139	(a)
JPMorgan Chase & Co., Senior Notes (1.514% to 6/1/23 then SOFR + 1.455%)	1.514%	6/1/24	19,780,000	19,316,231	(c)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	11,840,000	10,794,544	(c)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	17,820,000	14,109,831	(c)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	6,680,000	5,076,631	(c)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then SOFR + 1.250%)	2.580%	4/22/32	7,000,000	5,433,412	(c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then SOFR + 2.460%)	3.109%	4/22/41	5,000,000	3,472,138	(c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	6,850,000	4,343,097	(c)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	19,448,000	19,146,574	(c)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	5,687,000	5,183,195	(c)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	17,191,000	15,758,867	(c)
JPMorgan Chase & Co., Senior Notes (4.493% to 3/24/30 then SOFR + 3.790%)	4.493%	3/24/31	6,000,000	5,466,704	(c)
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	5,791,000	5,471,205

See Notes to Schedule of Investments.

18	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	$9,717,000	$9,120,813
JPMorgan Chase & Co., Subordinated Notes	3.625%	12/1/27	5,143,000	4,665,682
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	8,546,000	7,159,591
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	6,970,000	6,346,091
Lloyds Banking Group PLC, Senior Notes (2.907% to 11/7/22 then 3 mo. USD LIBOR + 0.810%)	2.907%	11/7/23	9,636,000	9,614,032	(c)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	2,843,000	2,678,209
Mitsubishi UFJ Financial Group Inc., Senior Notes (3.837% to 4/17/25 then 1 year Treasury Constant Maturity Rate + 1.125%)	3.837%	4/17/26	6,500,000	6,227,023	(c)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	6,690,000	6,236,242	(c)
NatWest Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	5,803,000	5,645,839	(c)
NatWest Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	13,433,000	13,277,803	(c)
Nordea Bank Abp, Senior Notes	1.000%	6/9/23	12,590,000	12,257,428	(a)
PNC Bank NA, Subordinated Notes	3.875%	4/10/25	1,567,000	1,519,042
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	10,910,000	10,759,355
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	6,800,000	6,143,927
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	18,950,000	16,710,528
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	484,000	384,165	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	432,000	364,504	(a)
Swedbank AB, Senior Notes	1.300%	6/2/23	8,590,000	8,388,469	(a)
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	13,370,000	13,009,687
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	6,770,000	6,091,324
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	5,000,000	4,572,340
US Bancorp, Senior Notes	1.450%	5/12/25	14,850,000	13,648,423
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	11,690,000	11,515,992
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	7,684,000	6,973,140

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	19

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	$8,588,000	$7,907,839
Wells Fargo & Co., Senior Notes (1.654% to 6/2/23 then SOFR + 1.600%)	1.654%	6/2/24	15,830,000	15,462,587	(c)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	12,110,000	11,070,325	(c)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then SOFR + 1.432%)	2.879%	10/30/30	16,240,000	13,364,365	(c)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	3,970,000	3,224,722	(c)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then SOFR + 4.032%)	4.478%	4/4/31	12,440,000	11,393,686	(c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	93,400,000	80,870,536	(c)
Wells Fargo & Co., Subordinated Notes	4.125%	8/15/23	134,000	133,430
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	12,726,000	11,911,660
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	430,000	373,786
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,522,000	1,373,857
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,513,000	1,206,393
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	4,469,000	3,667,748
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	16,048,000	12,278,355
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	13,120,000	10,524,311

Total Banks				1,201,307,381

Capital Markets - 2.5%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	3,860,000	3,569,524
CME Group Inc., Senior Notes	5.300%	9/15/43	1,070,000	1,066,070
Credit Suisse AG, Senior Notes	1.000%	5/5/23	42,030,000	40,982,316
Credit Suisse AG, Senior Notes	3.625%	9/9/24	2,660,000	2,540,805
Credit Suisse AG, Senior Notes	2.950%	4/9/25	6,410,000	5,902,205
Credit Suisse Group AG, Senior Notes	4.550%	4/17/26	457,000	420,978
Credit Suisse Group AG, Senior Notes (2.593% to 9/11/24 then SOFR + 1.560%)	2.593%	9/11/25	1,997,000	1,818,106	(a)(c)
Credit Suisse Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	14,200,000	9,985,380	(a)(c)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	18,006,000	14,185,008	(a)(c)
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	10/31/22	22,000	15,884	(c)(d)
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	4,785,000	4,762,098

See Notes to Schedule of Investments.

20	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Senior Notes	3.625%	2/20/24	$9,269,000	$9,114,443
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,012,000	997,859
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	1,352,000	1,322,369
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	8,120,000	7,765,145
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	10,165,000	9,405,613
Goldman Sachs Group Inc., Senior Notes	3.850%	1/26/27	6,210,000	5,777,427
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	5,481,000	5,458,013
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	3,616,000	3,023,485
Goldman Sachs Group Inc., Senior Notes (2.383% to 7/21/31 then SOFR + 1.248%)	2.383%	7/21/32	5,000,000	3,775,724	(c)
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	1,020,000	783,005	(c)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	2,570,000	1,658,196	(c)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	2,370,000	2,159,239	(c)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. USD LIBOR + 1.510%)	3.691%	6/5/28	8,956,000	8,109,223	(c)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	23,236,000	20,633,516	(c)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	26,815,000	24,409,681	(c)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	1,120,000	762,056	(c)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	8,454,000	8,168,749
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	3,045,000	3,041,152
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	17,911,000	15,000,687
Intercontinental Exchange Inc., Senior Notes	4.600%	3/15/33	4,050,000	3,783,027
Intercontinental Exchange Inc., Senior Notes	4.950%	6/15/52	1,030,000	913,582
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	331,000	300,517	(a)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	18,980,000	17,422,352	(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	21

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Morgan Stanley, Senior Notes (2.239% to 7/21/31 then SOFR + 1.178%)	2.239%	7/21/32	$7,000,000	$5,265,657	(c)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	1,030,000	788,256	(c)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	21,360,000	17,339,459	(c)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	23,970,000	20,740,093	(c)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	7,449,000	6,709,351	(c)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	4,534,000	4,173,742	(c)
State Street Corp., Senior Notes	3.300%	12/16/24	1,048,000	1,019,950
UBS AG, Senior Notes	4.500%	6/26/48	3,599,000	2,930,873	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	27,971,000	26,536,088	(a)(c)(d)
UBS Group AG, Senior Notes	4.125%	9/24/25	2,731,000	2,609,421	(a)
UBS Group AG, Senior Notes	4.253%	3/23/28	11,273,000	10,386,430	(a)
UBS Group AG, Senior Notes (2.746% to 2/11/32 then 1 year Treasury Constant Maturity Rate + 1.100%)	2.746%	2/11/33	3,700,000	2,753,775	(a)(c)
UBS Group AG, Senior Notes (4.488% to 5/12/25 then 1 year Treasury Constant Maturity Rate + 1.550%)	4.488%	5/12/26	4,690,000	4,522,615	(a)(c)
UBS Group AG, Senior Notes (4.751% to 5/12/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.751%	5/12/28	6,030,000	5,667,881	(a)(c)

Total Capital Markets				350,477,025

Consumer Finance - 0.3%
American Express Co., Senior Notes	2.650%	12/2/22	10,000	9,979
American Express Co., Senior Notes	3.375%	5/3/24	7,640,000	7,453,987
American Express Co., Senior Notes	2.500%	7/30/24	20,670,000	19,813,969
American Express Co., Senior Notes	4.050%	5/3/29	10,580,000	9,748,391
Nationwide Building Society, Senior Notes (4.363% to 8/1/23 then 3 mo. USD LIBOR + 1.392%)	4.363%	8/1/24	6,797,000	6,701,665	(a)(c)

Total Consumer Finance				43,727,991

See Notes to Schedule of Investments.

22	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Financial Services - 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	$17,080,000	$14,429,946
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	17,540,000	14,082,063
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	7,950,000	5,988,564
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.800%)	5.365%	12/21/65	3,743,000	2,563,955	(a)(c)
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	4,280,000	4,210,186	(a)
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	3,810,000	3,513,300	(a)
USAA Capital Corp., Senior Notes	2.125%	5/1/30	650,000	523,150	(a)
Vanguard Group Inc.	3.050%	8/22/50	10,240,000	6,848,151	(e)(f)

Total Diversified Financial Services				52,159,315

Insurance - 0.4%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/2171	92	94	(a)(d)
American International Group Inc., Senior Notes	2.500%	6/30/25	3,830,000	3,577,038
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	7,344,000	6,128,978
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	131,000	93,048
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	1,164,000	1,101,268
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	2,750,000	2,473,153	(a)
MassMutual Global Funding II, Senior Secured Notes	0.850%	6/9/23	20,670,000	20,147,488	(a)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	6,365,000	6,147,615
Metropolitan Life Global Funding I, Secured Notes	0.900%	6/8/23	15,660,000	15,272,807	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	5,130,000	4,601,987	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	2,530,000	2,275,649	(a)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	23

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - (continued)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	$93,000	$101,558	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	3,500,000	3,077,845	(a)

Total Insurance				64,998,528

TOTAL FINANCIALS				1,712,670,240

HEALTH CARE - 3.3%
Biotechnology - 0.9%
AbbVie Inc., Senior Notes	2.300%	11/21/22	22,140,000	22,087,846
AbbVie Inc., Senior Notes	3.750%	11/14/23	1,490,000	1,474,165
AbbVie Inc., Senior Notes	2.600%	11/21/24	26,060,000	24,818,763
AbbVie Inc., Senior Notes	3.800%	3/15/25	4,066,000	3,941,616
AbbVie Inc., Senior Notes	3.600%	5/14/25	2,194,000	2,108,031
AbbVie Inc., Senior Notes	2.950%	11/21/26	4,640,000	4,255,511
AbbVie Inc., Senior Notes	3.200%	11/21/29	35,870,000	31,431,309
AbbVie Inc., Senior Notes	4.550%	3/15/35	233,000	209,367
AbbVie Inc., Senior Notes	4.875%	11/14/48	1,160,000	1,022,830
AbbVie Inc., Senior Notes	4.250%	11/21/49	14,149,000	11,376,473
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	1,460,000	1,438,092
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	1,711,000	1,628,009
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	716,000	594,520
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	3,967,000	3,465,353
GSK Consumer Healthcare Capital US LLC, Senior Notes	3.375%	3/24/27	6,490,000	5,893,042	(a)
GSK Consumer Healthcare Capital US LLC, Senior Notes	3.375%	3/24/29	4,930,000	4,304,908	(a)
GSK Consumer Healthcare Capital US LLC, Senior Notes	3.625%	3/24/32	7,020,000	5,962,907	(a)

Total Biotechnology				126,012,742

Health Care Equipment & Supplies - 0.2%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	10,859,000	10,544,651
Abbott Laboratories, Senior Notes	4.750%	11/30/36	1,836,000	1,794,523
Abbott Laboratories, Senior Notes	4.900%	11/30/46	3,681,000	3,538,183
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	2,910,000	2,830,088
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	336,000	324,807
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	1,234,000	1,057,647
Medtronic Inc., Senior Notes	4.625%	3/15/45	410,000	370,958
Roche Holdings Inc., Senior Notes	2.607%	12/13/51	10,640,000	6,972,039	(a)

Total Health Care Equipment & Supplies				27,432,896

See Notes to Schedule of Investments.

24	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - 1.5%
Aetna Inc., Senior Notes	2.800%	6/15/23	$761,000	$751,457
Aetna Inc., Senior Notes	3.875%	8/15/47	2,006,000	1,481,839
Cigna Corp., Senior Notes	3.750%	7/15/23	4,734,000	4,701,205
Cigna Corp., Senior Notes	4.125%	11/15/25	2,499,000	2,429,798
Cigna Corp., Senior Notes	4.375%	10/15/28	23,452,000	22,168,151
Cigna Corp., Senior Notes	4.800%	8/15/38	9,250,000	8,221,101
Cigna Corp., Senior Notes	4.900%	12/15/48	4,130,000	3,576,465
CommonSpirit Health, Secured Notes	4.350%	11/1/42	358,000	282,924
CVS Health Corp., Senior Notes	3.875%	7/20/25	4,600,000	4,464,649
CVS Health Corp., Senior Notes	3.625%	4/1/27	2,780,000	2,604,148
CVS Health Corp., Senior Notes	4.300%	3/25/28	9,572,000	9,044,761
CVS Health Corp., Senior Notes	3.750%	4/1/30	10,970,000	9,771,994
CVS Health Corp., Senior Notes	1.875%	2/28/31	1,910,000	1,458,237
CVS Health Corp., Senior Notes	2.125%	9/15/31	6,670,000	5,150,314
CVS Health Corp., Senior Notes	4.780%	3/25/38	14,000,000	12,301,001
CVS Health Corp., Senior Notes	4.125%	4/1/40	2,200,000	1,756,132
CVS Health Corp., Senior Notes	5.125%	7/20/45	5,194,000	4,559,802
CVS Health Corp., Senior Notes	5.050%	3/25/48	14,438,000	12,748,808
CVS Health Corp., Senior Notes	4.250%	4/1/50	4,150,000	3,259,502
Elevance Health Inc., Senior Notes	2.950%	12/1/22	3,627,000	3,619,949
Elevance Health Inc., Senior Notes	3.350%	12/1/24	1,791,000	1,723,921
Elevance Health Inc., Senior Notes	3.650%	12/1/27	6,837,000	6,376,744
Elevance Health Inc., Senior Notes	4.100%	5/15/32	3,510,000	3,176,134
Elevance Health Inc., Senior Notes	4.550%	5/15/52	2,270,000	1,921,988
Humana Inc., Senior Notes	3.150%	12/1/22	672,000	671,327
Humana Inc., Senior Notes	4.500%	4/1/25	1,180,000	1,164,455
Humana Inc., Senior Notes	3.950%	3/15/27	3,726,000	3,498,596
Humana Inc., Senior Notes	3.700%	3/23/29	14,780,000	13,268,528
Humana Inc., Senior Notes	3.125%	8/15/29	12,000,000	10,398,786
Humana Inc., Senior Notes	2.150%	2/3/32	2,330,000	1,774,009
Humana Inc., Senior Notes	4.625%	12/1/42	779,000	668,809
Humana Inc., Senior Notes	4.800%	3/15/47	242,000	211,581
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	950,000	949,323
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	2,140,000	2,127,317
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	4,001,000	3,892,678
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	2,390,000	2,134,102
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	830,000	779,208
UnitedHealth Group Inc., Senior Notes	4.000%	5/15/29	6,830,000	6,370,932
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	5,320,000	4,287,516

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	25

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - (continued)
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	$1,380,000	$1,112,775
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	4,810,000	4,471,954
UnitedHealth Group Inc., Senior Notes	5.800%	3/15/36	582,000	594,884
UnitedHealth Group Inc., Senior Notes	2.750%	5/15/40	5,230,000	3,674,776
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	1,576,000	1,592,053
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	1,640,000	1,363,668
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	2,460,000	2,105,582
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	4,227,000	3,208,013
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	6,550,000	4,321,264
UnitedHealth Group Inc., Senior Notes	3.250%	5/15/51	537,000	374,254
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	6,499,000	4,859,701
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	770,000	495,195

Total Health Care Providers & Services				207,922,310

Pharmaceuticals - 0.7%
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	10,189,000	9,890,156
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	4,790,000	4,538,219
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	5,309,000	4,819,720
Bristol-Myers Squibb Co., Senior Notes	4.550%	2/20/48	2,329,000	2,058,214
Johnson & Johnson, Senior Notes	0.550%	9/1/25	4,760,000	4,252,789
Johnson & Johnson, Senior Notes	0.950%	9/1/27	9,500,000	8,052,301
Johnson & Johnson, Senior Notes	2.100%	9/1/40	11,300,000	7,549,834
Johnson & Johnson, Senior Notes	3.700%	3/1/46	2,946,000	2,416,224
Merck & Co. Inc., Senior Notes	0.750%	2/24/26	8,200,000	7,195,615
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	4,380,000	3,431,749
Merck & Co. Inc., Senior Notes	2.750%	12/10/51	10,630,000	6,956,028
Pfizer Inc., Senior Notes	0.800%	5/28/25	9,780,000	8,891,751
Pfizer Inc., Senior Notes	2.625%	4/1/30	6,980,000	6,007,319
Pfizer Inc., Senior Notes	1.700%	5/28/30	6,200,000	4,960,724
Pfizer Inc., Senior Notes	2.550%	5/28/40	5,380,000	3,801,527
Pfizer Inc., Senior Notes	2.700%	5/28/50	13,495,000	9,147,617
Wyeth LLC, Senior Notes	5.950%	4/1/37	1,245,000	1,312,768

Total Pharmaceuticals				95,282,555

TOTAL HEALTH CARE				456,650,503

INDUSTRIALS - 2.7%
Aerospace & Defense - 1.5%
Boeing Co., Senior Notes	1.433%	2/4/24	9,470,000	9,001,545
Boeing Co., Senior Notes	4.875%	5/1/25	21,700,000	21,194,765
Boeing Co., Senior Notes	3.100%	5/1/26	1,379,000	1,260,510
Boeing Co., Senior Notes	2.700%	2/1/27	2,588,000	2,248,138

See Notes to Schedule of Investments.

26	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Aerospace & Defense - (continued)
Boeing Co., Senior Notes	2.800%	3/1/27	$1,791,000	$1,575,780
Boeing Co., Senior Notes	3.200%	3/1/29	5,382,000	4,500,538
Boeing Co., Senior Notes	5.150%	5/1/30	18,760,000	17,375,930
Boeing Co., Senior Notes	3.250%	2/1/35	14,057,000	9,950,377
Boeing Co., Senior Notes	5.875%	2/15/40	448,000	386,786
Boeing Co., Senior Notes	5.705%	5/1/40	11,790,000	10,327,594
Boeing Co., Senior Notes	3.750%	2/1/50	4,633,000	3,028,842
Boeing Co., Senior Notes	5.805%	5/1/50	20,210,000	17,607,566
Boeing Co., Senior Notes	5.930%	5/1/60	7,490,000	6,432,318
General Dynamics Corp., Senior Notes	4.250%	4/1/40	680,000	597,439
General Dynamics Corp., Senior Notes	4.250%	4/1/50	2,670,000	2,323,645
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	1,730,000	1,565,195
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	271,000	240,277
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	2,811,000	2,719,862
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	3,850,000	3,574,243
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	550,000	504,968
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	20,490,000	17,199,700
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	9,609,000	9,171,064
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	2,964,000	2,700,617
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	37,500,000	35,922,578
Raytheon Technologies Corp., Senior Notes	3.150%	12/15/24	2,960,000	2,883,523
Raytheon Technologies Corp., Senior Notes	3.950%	8/16/25	5,920,000	5,783,114
Raytheon Technologies Corp., Senior Notes	4.125%	11/16/28	3,300,000	3,086,023
Raytheon Technologies Corp., Senior Notes	2.250%	7/1/30	6,230,000	5,044,122
Raytheon Technologies Corp., Senior Notes	4.500%	6/1/42	833,000	715,014
Raytheon Technologies Corp., Senior Notes	4.150%	5/15/45	5,000,000	4,021,829
Raytheon Technologies Corp., Senior Notes	3.125%	7/1/50	12,100,000	8,169,654

Total Aerospace & Defense				211,113,556

Airlines - 0.2%
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	1,440,000	1,335,735
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	11,780,000	11,441,391	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	11,100,000	10,353,230	(a)

Total Airlines				23,130,356

Building Products - 0.0%††
Carrier Global Corp., Senior Notes	2.700%	2/15/31	410,000	330,182
Carrier Global Corp., Senior Notes	3.577%	4/5/50	650,000	451,180

Total Building Products				781,362

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	27

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Services & Supplies - 0.1%
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	$3,188,000	$3,026,032
Cintas Corp. No 2, Senior Notes	4.000%	5/1/32	3,440,000	3,163,285
Republic Services Inc., Senior Notes	2.500%	8/15/24	3,645,000	3,483,138

Total Commercial Services & Supplies				9,672,455

Electrical Equipment - 0.1%
Eaton Corp., Senior Notes	4.150%	11/2/42	2,524,000	2,081,543
Emerson Electric Co., Senior Notes	2.800%	12/21/51	22,670,000	14,600,051

Total Electrical Equipment				16,681,594

Industrial Conglomerates - 0.2%
3M Co., Senior Notes	2.375%	8/26/29	16,008,000	13,139,695
3M Co., Senior Notes	3.050%	4/15/30	771,000	656,482
3M Co., Senior Notes	3.700%	4/15/50	3,520,000	2,569,116
General Electric Co., Senior Notes	6.750%	3/15/32	425,000	459,673
Honeywell International Inc., Senior Notes	1.350%	6/1/25	4,670,000	4,303,543

Total Industrial Conglomerates				21,128,509

Machinery - 0.1%
Deere & Co., Senior Notes	3.100%	4/15/30	1,840,000	1,639,913
Deere & Co., Senior Notes	3.750%	4/15/50	12,660,000	10,372,374
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	2,960,000	2,741,212

Total Machinery				14,753,499

Road & Rail - 0.3%
Burlington Northern Santa Fe LLC, Senior Notes	2.875%	6/15/52	1,150,000	754,102
Canadian Pacific Railway Co., Senior Notes	2.450%	12/2/31	27,340,000	21,916,277
Canadian Pacific Railway Co., Senior Notes	3.000%	12/2/41	8,290,000	5,892,220
Union Pacific Corp., Senior Notes	3.750%	7/15/25	2,257,000	2,203,101
Union Pacific Corp., Senior Notes	2.150%	2/5/27	4,460,000	3,986,673
Union Pacific Corp., Senior Notes	2.400%	2/5/30	6,030,000	5,049,102
Union Pacific Corp., Senior Notes	2.891%	4/6/36	170,000	129,868
Union Pacific Corp., Senior Notes	3.839%	3/20/60	2,990,000	2,230,552
Union Pacific Corp., Senior Notes	3.750%	2/5/70	6,680,000	4,689,369

Total Road & Rail				46,851,264

Trading Companies & Distributors - 0.0%††
Air Lease Corp., Senior Notes	3.375%	7/1/25	4,630,000	4,318,257

Transportation Infrastructure - 0.2%
DP World Ltd., Senior Notes	5.625%	9/25/48	39,679,000	34,842,765	(a)

TOTAL INDUSTRIALS				383,273,617

See Notes to Schedule of Investments.

28	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INFORMATION TECHNOLOGY - 2.5%
IT Services - 0.4%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	$16,559,000	$16,117,593
Mastercard Inc., Senior Notes	3.375%	4/1/24	832,000	818,479
Mastercard Inc., Senior Notes	3.350%	3/26/30	5,000,000	4,516,504
Mastercard Inc., Senior Notes	3.850%	3/26/50	15,360,000	12,408,432
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	5,950,000	5,483,992
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	3,250,000	2,647,310
PayPal Holdings Inc., Senior Notes	4.400%	6/1/32	3,210,000	2,994,863
Visa Inc., Senior Notes	3.150%	12/14/25	6,117,000	5,845,469
Visa Inc., Senior Notes	4.300%	12/14/45	6,563,000	5,730,380

Total IT Services				56,563,022

Semiconductors & Semiconductor Equipment - 0.9%
Applied Materials Inc., Senior Notes	1.750%	6/1/30	8,600,000	6,798,550
Broadcom Inc., Senior Notes	4.150%	11/15/30	2,012,000	1,744,401
Broadcom Inc., Senior Notes	3.137%	11/15/35	27,860,000	19,580,011	(a)
Broadcom Inc., Senior Notes	3.187%	11/15/36	257,000	176,325	(a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	2,725,000	2,252,087	(a)
Intel Corp., Senior Notes	3.700%	7/29/25	851,000	829,851
Intel Corp., Senior Notes	1.600%	8/12/28	5,520,000	4,562,261
Intel Corp., Senior Notes	4.750%	3/25/50	6,265,000	5,423,102
Intel Corp., Senior Notes	3.050%	8/12/51	2,710,000	1,747,296
KLA Corp., Senior Notes	4.650%	7/15/32	5,520,000	5,307,283
NVIDIA Corp., Senior Notes	2.850%	4/1/30	760,000	652,527
NVIDIA Corp., Senior Notes	3.500%	4/1/40	8,680,000	6,765,097
NVIDIA Corp., Senior Notes	3.500%	4/1/50	17,007,000	12,503,387
NVIDIA Corp., Senior Notes	3.700%	4/1/60	6,630,000	4,764,789
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	4,090,000	3,796,931
Texas Instruments Inc., Senior Notes	2.250%	9/4/29	9,000	7,627
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	4,150,000	3,331,307
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	5,000,000	4,327,386
Texas Instruments Inc., Senior Notes	4.150%	5/15/48	6,484,000	5,550,697
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	7,100,000	6,250,034
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	41,490,000	33,060,791	(b)

Total Semiconductors & Semiconductor Equipment				129,431,740

Software - 1.0%
Adobe Inc., Senior Notes	2.300%	2/1/30	8,650,000	7,199,006
Microsoft Corp., Senior Notes	2.875%	2/6/24	6,985,000	6,848,414

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	29

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Software - (continued)
Microsoft Corp., Senior Notes	2.700%	2/12/25	$1,943,000	$1,866,540
Microsoft Corp., Senior Notes	3.125%	11/3/25	8,660,000	8,323,902
Microsoft Corp., Senior Notes	2.400%	8/8/26	8,721,000	8,082,318
Microsoft Corp., Senior Notes	3.300%	2/6/27	35,520,000	33,886,059
Microsoft Corp., Senior Notes	3.450%	8/8/36	111,000	97,512
Microsoft Corp., Senior Notes	2.525%	6/1/50	5,016,000	3,296,223
Microsoft Corp., Senior Notes	2.921%	3/17/52	2,721,000	1,925,211
Microsoft Corp., Senior Notes	2.675%	6/1/60	187,000	118,216
Microsoft Corp., Senior Notes	3.041%	3/17/62	888,000	609,062
Oracle Corp., Senior Notes	1.650%	3/25/26	18,740,000	16,436,681
Oracle Corp., Senior Notes	2.950%	4/1/30	1,370,000	1,105,909
Oracle Corp., Senior Notes	2.875%	3/25/31	22,000,000	17,376,414
Salesforce Inc., Senior Notes	3.250%	4/11/23	4,424,000	4,404,392
Salesforce Inc., Senior Notes	3.700%	4/11/28	9,212,000	8,742,768
Workday Inc., Senior Notes	3.500%	4/1/27	3,330,000	3,085,088
Workday Inc., Senior Notes	3.700%	4/1/29	4,630,000	4,158,057
Workday Inc., Senior Notes	3.800%	4/1/32	5,680,000	4,936,738

Total Software				132,498,510

Technology Hardware, Storage & Peripherals - 0.2%
Apple Inc., Senior Notes	1.125%	5/11/25	16,150,000	14,831,165
Apple Inc., Senior Notes	2.450%	8/4/26	9,994,000	9,224,301
Apple Inc., Senior Notes	3.850%	8/4/46	4,111,000	3,409,031

Total Technology Hardware, Storage & Peripherals				27,464,497

TOTAL INFORMATION TECHNOLOGY				345,957,769

MATERIALS - 2.0%
Chemicals - 0.4%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	17,321,000	16,368,466	(a)
Equate Petrochemical BV, Senior Notes	2.625%	4/28/28	24,740,000	21,013,834	(a)
OCP SA, Senior Notes	4.500%	10/22/25	4,836,000	4,638,159	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	14,240,000	12,061,138	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	13,500,000	9,847,878	(a)

Total Chemicals				63,929,475

Metals & Mining - 1.3%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	9,018,000	8,728,457	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	5,355,000	5,071,376	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	2,212,000	2,026,461	(a)

See Notes to Schedule of Investments.

30	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - (continued)
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	$752,000	$715,963
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	8,508,000	8,299,323
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	7,863,000	7,469,406
Corp. Nacional del Cobre de Chile, Senior Notes	3.625%	8/1/27	14,365,000	13,161,656	(a)
Corp. Nacional del Cobre de Chile, Senior Notes	3.700%	1/30/50	33,500,000	22,222,875	(a)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	2,894,000	2,576,528
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	2,500,000	2,090,162
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	4,227,000	4,229,980	(a)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	157,000	156,795	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	2,884,000	2,869,695	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	12,140,000	11,938,606	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	6,017,000	5,613,424	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	2,155,000	1,970,006	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	32,668,000	28,692,958
Southern Copper Corp., Senior Notes	5.875%	4/23/45	6,846,000	6,420,158
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	33,527,000	33,857,620
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	6,708,000	6,378,574
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	5,508,000	5,183,988

Total Metals & Mining				179,674,011

Paper & Forest Products - 0.3%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	44,945,000	41,979,258

TOTAL MATERIALS				285,582,744

REAL ESTATE - 0.0%††
Equity Real Estate Investment Trusts (REITs) - 0.0%††
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	3,923,000	3,709,168	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	1,433,000	996,121	(a)

TOTAL REAL ESTATE				4,705,289

UTILITIES - 0.8%
Electric Utilities - 0.8%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	7,000,000	5,505,744	(a)
Berkshire Hathaway Energy Co., Senior Notes	5.950%	5/15/37	269,000	268,844

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	31

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electric Utilities - (continued)
Cleveland Electric Illuminating Co., Senior Notes	3.500%	4/1/28	$1,415,000	$1,276,517	(a)
Comision Federal de Electricidad, Senior Notes	4.750%	2/23/27	4,648,000	4,192,752	(a)
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	10,000,000	7,179,900	(a)
Comision Federal de Electricidad, Senior Notes	3.875%	7/26/33	20,305,000	14,203,246	(a)
Duke Energy Corp., Senior Notes	3.150%	8/15/27	3,979,000	3,606,310
Exelon Corp., Senior Notes	5.625%	6/15/35	1,984,000	1,940,148
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	2,770,000	2,397,601
FirstEnergy Corp., Senior Notes	4.400%	7/15/27	15,102,000	14,046,295
FirstEnergy Corp., Senior Notes	5.350%	7/15/47	1,970,000	1,666,689
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	7,057,000	6,516,913
Mid-Atlantic Interstate Transmission LLC, Senior Notes	4.100%	5/15/28	1,594,000	1,478,767	(a)
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	3,160,000	2,558,883
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	4,000,000	2,915,507
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	830,000	533,070
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	1,940,000	1,185,319
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.125%	5/15/27	4,743,000	4,397,970	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	6,672,000	6,370,326	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.250%	10/24/42	16,014,000	12,238,816	(g)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	6.150%	5/21/48	14,926,000	12,378,580	(a)
SCE Recovery Funding LLC, Senior Secured Notes	2.943%	11/15/42	6,330,000	4,922,513

Total Electric Utilities				111,780,710

See Notes to Schedule of Investments.

32	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Multi-Utilities - 0.0%††
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	$2,680,000	$2,358,256
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	1,880,000	1,452,180

Total Multi-Utilities				3,810,436

TOTAL UTILITIES				115,591,146

TOTAL CORPORATE BONDS & NOTES (Cost - $6,370,589,461)				5,302,475,642

MORTGAGE-BACKED SECURITIES - 26.8%
FHLMC - 6.8%
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	10/1/36	83,946	88,281
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	1/1/38-5/1/52	66,773,731	60,993,514
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	3/1/38-7/1/52	26,006,476	25,502,947
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	2/1/40-4/1/52	92,640,835	81,597,536
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/41-3/1/52	373,708,516	316,920,810
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	7/1/41-2/1/52	203,098,135	166,753,487
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	10/1/41-11/1/41	25,376,975	20,316,751
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	2/1/42	10,723,220	8,974,996	(h)
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	7/1/47-6/1/52	104,582,844	98,606,170
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	3/1/49-8/1/52	35,393,421	34,265,315
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	9/1/52	500,000	490,369	(h)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.619%)	2.873%	11/1/47	11,200,024	10,796,610	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.621%)	3.083%	2/1/50	15,116,978	14,539,722	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.628%)	3.008%	11/1/48	32,171,373	30,572,002	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (5 year Treasury Constant Maturity Rate + 1.284%)	2.097%	3/1/47	2,794,433	2,659,777	(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	33

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FHLMC - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	7/1/23-6/1/47	$9,595,140	$9,390,243
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	9/1/23-3/1/44	2,677,351	2,665,982
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/24-3/1/39	278,471	296,055
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	6/1/32-9/1/39	173,003	181,399
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	8/1/33-2/1/49	6,033,036	5,599,148
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	4/1/35-4/1/38	1,459,282	1,460,599
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	4/1/38-9/1/48	34,928,333	31,162,395
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.000%	11/1/39	101,278	106,637
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	11/1/41-6/1/48	26,899,255	25,515,584

Total FHLMC				949,456,329

FNMA - 14.9%
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	645,847	618,557
Federal National Mortgage Association (FNMA)	7.500%	6/1/25-4/1/28	11,154	11,196
Federal National Mortgage Association (FNMA)	6.000%	1/1/26-7/1/41	4,930,915	5,169,575
Federal National Mortgage Association (FNMA)	7.000%	4/1/27-2/1/39	823,327	865,778
Federal National Mortgage Association (FNMA)	3.080%	1/1/28	4,692,730	4,445,094
Federal National Mortgage Association (FNMA)	3.200%	2/1/29	2,101,366	1,957,758
Federal National Mortgage Association (FNMA)	3.450%	3/1/29	4,732,359	4,476,581
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	2,161,065	1,996,997
Federal National Mortgage Association (FNMA)	3.250%	5/1/29	5,010,186	4,681,326
Federal National Mortgage Association (FNMA)	2.930%	6/1/30	6,662,603	6,053,371

See Notes to Schedule of Investments.

34	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	4.500%	4/1/31-1/1/59	$142,630,173	$138,048,585
Federal National Mortgage Association (FNMA)	2.149%	2/1/32	21,346,772	17,655,053	(c)
Federal National Mortgage Association (FNMA)	6.500%	2/1/32-5/1/40	461,388	490,360
Federal National Mortgage Association (FNMA)	3.900%	10/1/32	14,900,000	15,058,312	(e)(i)
Federal National Mortgage Association (FNMA)	4.270%	10/1/32	400,000	393,257
Federal National Mortgage Association (FNMA)	4.410%	10/1/32-11/1/32	8,700,000	8,747,672	(e)(i)
Federal National Mortgage Association (FNMA)	4.260%	11/1/32	3,900,000	3,839,977	(e)(i)
Federal National Mortgage Association (FNMA)	4.440%	11/1/32	1,300,000	1,309,953	(i)
Federal National Mortgage Association (FNMA)	4.520%	11/1/32	4,400,000	4,412,719	(e)(i)
Federal National Mortgage Association (FNMA)	4.370%	12/1/32	3,500,000	3,509,844	(e)(i)
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-9/1/49	15,226,270	15,083,508
Federal National Mortgage Association (FNMA)	3.500%	12/1/34-5/1/52	280,572,866	257,090,711
Federal National Mortgage Association (FNMA)	2.680%	1/1/35-2/1/35	2,200,000	1,810,007
Federal National Mortgage Association (FNMA)	2.790%	1/1/35	3,376,703	2,889,619	(c)
Federal National Mortgage Association (FNMA)	3.000%	7/1/35-3/1/52	494,650,481	441,208,289
Federal National Mortgage Association (FNMA)	5.500%	9/1/35-9/1/56	2,432,011	2,491,314
Federal National Mortgage Association (FNMA)	2.500%	9/1/36-9/1/61	629,968,186	534,092,917
Federal National Mortgage Association (FNMA)	2.000%	6/1/41-3/1/52	437,492,213	358,047,627
Federal National Mortgage Association (FNMA)	2.000%	7/1/41-12/1/50	39,931,541	32,548,384	(h)
Federal National Mortgage Association (FNMA)	4.000%	7/1/42-6/1/57	177,578,277	166,969,465

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	35

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	1.500%	1/1/51-3/1/51	$32,353,438	$24,929,827
Federal National Mortgage Association (FNMA)	2.000%	10/1/51	27,900,000	22,596,820	(i)
Federal National Mortgage Association (FNMA)	3.000%	10/1/51	8,400,000	7,313,578	(i)
Federal National Mortgage Association (FNMA) (Federal Reserve US 12 mo. Cumulative Average 1 Year CMT + 1.812%)	2.658%	11/1/35	102,681	106,595	(c)

Total FNMA				2,090,920,626

GNMA - 5.1%
Government National Mortgage Association (GNMA)	7.000%	1/15/24-5/15/32	5,383	5,406
Government National Mortgage Association (GNMA)	6.500%	4/15/24-8/15/34	1,640,631	1,703,655
Government National Mortgage Association (GNMA)	6.000%	12/15/28-6/15/35	1,080,032	1,127,575
Government National Mortgage Association (GNMA)	7.500%	3/15/29-8/15/32	18,692	18,865
Government National Mortgage Association (GNMA)	5.500%	2/15/35-6/15/36	76,487	80,417
Government National Mortgage Association (GNMA)	5.000%	1/15/40	17,576	17,792
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	6,828,607	6,132,321
Government National Mortgage Association (GNMA)	3.500%	6/15/48-5/15/50	4,139,721	3,848,767
Government National Mortgage Association (GNMA)	4.000%	3/15/50	292,763	278,105
Government National Mortgage Association (GNMA) II	6.000%	9/20/36-2/20/42	1,187,408	1,272,068
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	296,591	315,613
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-12/20/50	64,692,613	62,839,350
Government National Mortgage Association (GNMA) II	5.000%	7/20/40-4/20/50	16,267,476	16,120,044
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-6/20/52	177,469,311	162,250,276
Government National Mortgage Association (GNMA) II	3.000%	1/20/46-4/20/52	197,216,961	175,180,654

See Notes to Schedule of Investments.

36	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	4.000%	8/20/46-4/20/50	$86,988,108	$82,660,309
Government National Mortgage Association (GNMA) II	2.500%	10/20/49-11/20/51	33,098,709	28,596,776	(h)
Government National Mortgage Association (GNMA) II	2.000%	3/20/51	16,307,343	13,470,120
Government National Mortgage Association (GNMA) II	2.500%	4/20/51-8/20/52	113,976,143	98,355,264
Government National Mortgage Association (GNMA) II	2.500%	10/1/51	27,100,000	23,294,885	(i)
Government National Mortgage Association (GNMA) II	3.000%	10/1/51	50,400,000	44,558,719	(i)
Government National Mortgage Association (GNMA) II	3.500%	10/1/51	500,000	454,902	(i)
Government National Mortgage Association (GNMA) II	4.000%	10/1/51	300,000	280,230	(i)

Total GNMA				722,862,113

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $4,237,524,479)				3,763,239,068

COLLATERALIZED MORTGAGE OBLIGATIONS(j) - 14.1%
Alternative Loan Trust, 2006-OA8 1A1 (1 mo. USD LIBOR + 0.380%)	3.464%	7/25/46	425,088	364,970	(c)
Angel Oak Mortgage Trust, 2022-3 A1	4.000%	1/25/67	32,512,340	29,377,604	(a)
AREIT LLC, 2022-CRE7 A (1 mo. Term SOFR + 2.242%)	5.260%	6/17/39	8,625,000	8,467,111	(a)(c)
AREIT Trust, 2022-CRE6 A (30 Day Average SOFR + 1.250%)	3.534%	1/16/37	19,923,251	19,044,976	(a)(c)
BANK, 2017-BNK5 A4	3.131%	6/15/60	7,310,000	6,659,018
BANK, 2020-BN29 C	3.135%	11/15/53	1,930,000	1,431,094	(c)
BANK, 2021-BN36 XA, IO	1.020%	9/15/64	44,142,406	2,158,581	(c)
Bear Stearns ARM Trust, 2004-9 24A1	3.649%	11/25/34	343,296	319,111	(c)
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	13,280,000	10,599,988	(c)
Benchmark Mortgage Trust, 2020-B21 B	2.458%	12/17/53	3,870,000	2,968,112
Benchmark Mortgage Trust, 2021-B25 XA, IO	1.223%	4/15/54	22,052,418	1,423,012	(c)
BHMS, 2018-ATLS A (1 mo. USD LIBOR + 1.250%)	4.068%	7/15/35	21,879,000	21,161,264	(a)(c)
BRAVO Residential Funding Trust, 2022- NQM3 A1	5.108%	7/25/62	22,522,015	21,989,133	(a)(c)
BX Commercial Mortgage Trust, 2019-IMC A (1 mo. USD LIBOR + 1.000%)	3.818%	4/15/34	8,956,000	8,735,585	(a)(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	37

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
BX Commercial Mortgage Trust, 2019-XL A (1 mo. USD LIBOR + 0.920%)	3.738%	10/15/36	$9,019,786	$8,890,892	(a)(c)
BX Commercial Mortgage Trust, 2020-VIV3 B	3.662%	3/9/44	7,530,000	6,304,765	(a)(c)
BX Commercial Mortgage Trust, 2020-VIVA D	3.667%	3/11/44	2,500,000	1,872,883	(a)(c)
BX Commercial Mortgage Trust, 2021-XL2 A (1 mo. USD LIBOR + 0.689%)	3.507%	10/15/38	39,266,081	37,709,951	(a)(c)
BX Commercial Mortgage Trust, 2022-LP2 A (1 mo. Term SOFR + 1.013%)	3.935%	2/15/39	31,115,050	29,931,399	(a)(c)
BX Trust, 2022-LBA6 A (1 mo. Term SOFR + 1.000%)	3.845%	1/15/39	20,360,000	19,618,354	(a)(c)
CD Mortgage Trust, 2016-CD2 A4	3.526%	11/10/49	4,209,000	3,924,225	(c)
CHL Mortgage Pass-Through Trust, 2005-11 3A3	2.713%	4/25/35	20,888	15,694	(c)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	1,773,000	1,702,003
Citigroup Commercial Mortgage Trust, 2016-C2 B	3.176%	8/10/49	6,920,000	6,097,435
Citigroup Commercial Mortgage Trust, 2016-P6 A4	3.458%	12/10/49	3,369,873	3,153,510
Citigroup Commercial Mortgage Trust, 2017-C4 A4	3.471%	10/12/50	8,956,000	8,228,101
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	2,624,000	2,353,371	(c)
Citigroup Commercial Mortgage Trust, 2019-C7 A4	3.102%	12/15/72	17,000,000	14,778,590
Citigroup Commercial Mortgage Trust, 2019-SMRT A	4.149%	1/10/36	10,269,000	10,025,537	(a)
Citigroup Mortgage Loan Trust, 2018-RP2 A1	3.428%	2/25/58	6,013,488	5,788,307	(a)(c)
Cold Storage Trust, 2020-ICE5 A (1 mo. USD LIBOR + 0.900%)	3.718%	11/15/37	57,485,286	56,065,871	(a)(c)
COLT Mortgage Loan Trust, 2022-2 A1, Step bond (2.994% to 2/25/26 then 3.994%)	2.994%	2/25/67	34,745,664	30,894,729	(a)
COLT Trust, 2021-RPL1 A1	1.665%	9/25/61	9,802,895	8,878,123	(a)(c)
Commercial Mortgage Trust, 2013-300P B	4.540%	8/10/30	4,057,000	3,956,006	(a)(c)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	448,000	435,034
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	394,000	371,641	(c)
Commercial Mortgage Trust, 2013-CR12 C	5.216%	10/10/46	188,000	130,317	(c)

See Notes to Schedule of Investments.

38	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATION(j) - (continued)
Commercial Mortgage Trust, 2014-277P A	3.732%	8/10/49	$2,830,000	$2,691,436	(a)(c)
Commercial Mortgage Trust, 2014-UBS2 XA, IO	1.234%	3/10/47	12,262,465	126,568	(c)
Commercial Mortgage Trust, 2015-CR24 AM	4.028%	8/10/48	7,541,000	7,145,557	(c)
Commercial Mortgage Trust, 2017-PANW A	3.244%	10/10/29	9,771,000	9,223,922	(a)
Commercial Mortgage Trust, 2020-CX A	2.173%	11/10/46	8,430,000	6,623,088	(a)
CSAIL Commercial Mortgage Trust, 2018- C14 A4	4.422%	11/15/51	14,929,000	14,066,967	(c)
CSAIL Commercial Mortgage Trust, 2019- C15 A4	4.053%	3/15/52	13,433,000	12,473,668
CSMC Trust, 2015-12R 2A1	2.944%	11/30/37	1,012,307	1,010,686	(a)(c)
CSMC Trust, 2017-RPL3 A1	4.000%	8/1/57	6,632,575	6,039,265	(a)(c)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	17,461,995	15,445,630	(a)(c)
CSMC Trust, 2019-ICE4 A (1 mo. USD LIBOR + 0.980%)	3.798%	5/15/36	24,332,000	24,014,382	(a)(c)
CSMC Trust, 2019-NQM1 A1, Step bond (2.656% to 11/25/23 then 3.656%)	2.656%	10/25/59	4,432,078	4,224,858	(a)
CSMC Trust, 2020-522F A (1 mo. USD LIBOR + 3.739%)	6.557%	9/16/25	54,350,000	52,381,236	(a)(c)
CSMC Trust, 2020-FACT A (1 mo. USD LIBOR + 1.350%)	4.168%	10/15/37	12,350,000	12,136,228	(a)(c)
CSMC Trust, 2020-RPL3 A1	2.691%	3/25/60	10,779,757	10,423,206	(a)(c)
CSMC Trust, 2020-RPL4 A1	2.000%	1/25/60	21,371,800	19,128,300	(a)(c)
CSMC Trust, 2021-4SZN A (1 mo. Term SOFR + 3.967%)	6.813%	11/15/23	17,000,000	16,179,954	(a)(c)
CSMC Trust, 2021-AFC1 A1	0.830%	3/25/56	7,572,529	6,247,625	(a)(c)
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	2,589,767	2,148,696	(a)(c)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	31,532,654	26,288,941	(a)(c)
CSMC Trust, 2021-RPL1 A1	1.668%	9/27/60	11,065,874	10,443,530	(a)(c)
CSMC Trust, 2021-RPL2 A1	2.000%	1/25/60	28,640,752	24,767,371	(a)(c)
CSMC Trust, 2021-RPL3 A1	2.000%	1/25/60	12,117,044	10,575,589	(a)(c)
CSMC Trust, 2021-RPL4 A1	1.796%	12/27/60	15,257,640	14,264,337	(a)(c)
CSMC Trust, 2021-RPL6 A1	2.000%	10/25/60	16,670,702	14,705,011	(a)(c)
CSMC Trust, 2022-7R 1A1	4.900%	10/25/66	22,608,921	22,606,086	(a)
CSMC Trust, 2022-CNTR A (1 mo. Term SOFR + 3.944%)	6.790%	1/15/24	17,000,000	15,845,992	(a)(c)
CSMC Trust, 2022-NQM1 A1	2.265%	11/25/66	34,420,789	29,649,386	(a)(c)
DBCG Mortgage Trust, 2017-BBG A (1 mo. USD LIBOR + 0.700%)	3.518%	6/15/34	7,610,000	7,419,131	(a)(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	39

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
DBJPM Mortgage Trust, 2016-C1 B	4.195%	5/10/49	$1,320,000	$1,208,354	(c)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	25,755,614	22,817,050	(a)(c)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 7AR2 (1 mo. USD LIBOR + 0.450%)	3.534%	6/25/34	17,920	16,593	(c)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 4AF1 (1 mo. USD LIBOR + 0.290%)	3.108%	4/15/36	2,673,202	2,432,613	(a)(c)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	24,332,986	20,604,250	(a)(c)
EverBank Mortgage Loan Trust, 2018-1 A22	3.500%	2/25/48	3,794,352	3,348,325	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR02 BX, IO	1.666%	8/27/28	10,000,000	797,315	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR07 AX, IO	2.468%	9/27/28	9,000,000	1,070,250	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily PC REMIC Trust, 2019 RR01 X, IO	1.534%	6/25/28	15,000,000	1,067,076	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K062 X1, IO	0.423%	12/25/26	258,684,370	2,856,755	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K072 X1, IO	0.493%	12/25/27	61,771,944	997,184	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 X1, IO	0.705%	3/25/29	24,673,520	744,997	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K093 X1, IO	1.093%	5/25/29	20,096,730	995,910	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K095 XAM, IO	1.374%	6/25/29	10,114,000	701,925	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K101 X1, IO	0.948%	10/25/29	14,805,765	688,086	(c)

See Notes to Schedule of Investments.

40	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K133 X1, IO	0.445%	9/25/31	$68,878,724	$1,723,986	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K142 X1, IO	0.403%	3/25/32	34,194,146	798,724	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K143 X1, IO	0.450%	4/25/55	6,997,786	189,983	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K145 X1, IO	0.430%	6/25/55	22,493,149	584,829	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K146 X1, IO	0.352%	6/25/32	36,497,545	744,035	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K147 X1, IO	0.487%	6/25/32	19,996,803	598,206	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K149 X1, IO	0.264%	8/25/32	33,000,000	793,155	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K736 X1, IO	1.414%	7/25/26	8,115,197	314,177	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K737 X1, IO	0.752%	10/25/26	42,005,628	838,563	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K741 X1, IO	0.656%	12/25/27	17,979,427	437,858	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K742 X1, IO	0.869%	3/25/28	18,490,716	548,155	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1511 X1, IO	0.929%	3/25/34	3,565,042	209,724	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1515 X1, IO	1.637%	2/25/35	25,600,629	3,102,161	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1516 X1, IO	1.630%	5/25/35	7,443,345	964,826	(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	41

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1517 X1, IO	1.443%	7/25/35	$6,477,112	$742,785	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1520 X1, IO	0.578%	2/25/36	14,973,561	629,267	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KC05 X1, IO	1.342%	6/25/27	7,791,862	251,260	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, S8FX A2	3.291%	3/25/27	7,057,000	6,689,173
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	989,945	1,022,130
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	1,533,250	1,536,279
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3242 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.290%)	3.472%	11/15/36	256,784	20,933	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.430%)	3.612%	2/15/37	669,901	59,328	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3368 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.030%)	3.212%	9/15/37	544,809	41,087	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3621 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.230%)	3.412%	1/15/40	141,539	13,674	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	493,165	489,992
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	3.132%	10/15/41	333,254	29,011	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3973 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.490%)	3.672%	12/15/41	253,959	25,142	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4054 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	3.232%	8/15/39	519,943	42,254	(c)

See Notes to Schedule of Investments.

42	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4099 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	3.182%	8/15/42	$637,301	$61,650	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4119 IN, IO	3.500%	10/15/32	463,452	48,027
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4194 BI, IO	3.500%	4/15/43	1,359,353	219,055
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	3.432%	9/15/42	400,254	31,057	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4239 IO, IO	3.500%	6/15/27	541,189	26,003
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	156,211	8,049
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4310 SA, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	3.132%	2/15/44	782,254	69,738	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4335 SW, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	3.182%	5/15/44	311,248	29,069	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4415 IO, IO	0.180%	4/15/41	447,971	16,823	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CB	3.000%	5/15/48	3,502,764	3,205,112
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CD	3.000%	6/15/48	2,227,980	2,020,728
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	1,763,903	1,593,177
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	4,234,204	634,407
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	11,167,751	1,759,171
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	4,983,313	789,568
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	9,637,618	1,329,488
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5040 IB, IO	2.500%	11/25/50	2,882,916	429,768
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5059 IB, IO	2.500%	1/25/51	14,470,954	2,358,087

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	43

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5069 MI, IO	2.500%	2/25/51	$5,632,246	$846,978
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5085 NI, IO	2.000%	3/25/51	25,237,315	3,017,457
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	17,716,821	2,459,972
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 BI, IO	2.500%	1/25/49	23,283,436	3,363,441
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 CI, IO	2.000%	6/25/49	11,703,798	1,353,967
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5224 HL	4.000%	4/25/52	21,428,000	19,543,296
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5230 PE	2.000%	12/25/51	14,368,162	11,269,843
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 M2 (30 Day Average SOFR + 1.500%)	3.781%	10/25/41	38,510,000	35,033,621	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA7 M2 (30 Day Average SOFR + 1.800%)	4.081%	11/25/41	3,500,000	3,145,963	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA1 M1A (30 Day Average SOFR + 1.000%)	3.281%	1/25/42	33,125,851	32,195,137	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA3 M1A (30 Day Average SOFR + 2.000%)	4.281%	4/25/42	14,657,406	14,518,474	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA3 M1B (30 Day Average SOFR + 2.900%)	5.181%	4/25/42	33,130,000	31,347,891	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA4 M1A (30 Day Average SOFR + 2.200%)	4.481%	5/25/42	5,699,607	5,652,033	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	138,295	7,004

See Notes to Schedule of Investments.

44	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	3.282%	8/15/44	$220,600	$23,969	(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 353 S1, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	3.182%	12/15/46	3,599,395	326,798	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	4.581%	8/25/33	20,330,000	19,719,031	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2014-C01 M2 (1 mo. USD LIBOR + 4.400%)	7.484%	1/25/24	5,844,370	5,927,381	(c)
Federal National Mortgage Association (FNMA) - CAS, 2022-R04 1M2 (30 Day Average SOFR + 3.100%)	5.381%	3/25/42	11,510,000	10,809,210	(a)(c)
Federal National Mortgage Association (FNMA) ACES, 2013-M6 1AC	3.454%	2/25/43	443,989	416,759	(c)
Federal National Mortgage Association (FNMA) ACES, 2014-M3 X2, IO	0.117%	1/25/24	17,903,640	5,253	(c)
Federal National Mortgage Association (FNMA) ACES, 2015-M7 X2, IO	0.572%	12/25/24	93,943,715	781,396	(c)
Federal National Mortgage Association (FNMA) ACES, 2017-M8 A2	3.061%	5/25/27	1,752,263	1,651,879	(c)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.218%	4/25/28	1,030,180	962,985	(c)
Federal National Mortgage Association (FNMA) ACES, 2018-M15 1A2	3.700%	1/25/36	3,735,000	3,422,933
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	2,048,000	1,921,018
Federal National Mortgage Association (FNMA) ACES, 2019-M5 A2	3.273%	2/25/29	3,648,000	3,387,411
Federal National Mortgage Association (FNMA) ACES, 2019-M6 A2	3.450%	1/1/29	2,733,011	2,593,171
Federal National Mortgage Association (FNMA) ACES, 2019-M13 X1, IO	0.967%	6/25/34	3,913,914	183,004	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M14 X1, IO	0.684%	6/25/29	9,558,225	275,634	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	209,165	187,031

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	45

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal National Mortgage Association (FNMA) ACES, 2019-M23 3A3	2.720%	10/25/31	$5,137,890	$4,492,329	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	2,683,673	2,487,176
Federal National Mortgage Association (FNMA) ACES, 2020-M6 A	2.500%	10/25/37	1,512,449	1,302,368
Federal National Mortgage Association (FNMA) ACES, 2020-M36 X1, IO	1.552%	9/25/34	20,442,871	1,671,368	(c)
Federal National Mortgage Association (FNMA) ACES, 2020-M54 X, IO	1.633%	12/25/33	38,511,507	3,267,463	(c)
Federal National Mortgage Association (FNMA) REMIC, 2010-27 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	3.396%	4/25/40	297,790	29,647	(c)
Federal National Mortgage Association (FNMA) REMIC, 2010-123 PM, PAC	4.000%	7/25/40	1,790,162	1,761,363
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	493,357	504,998
Federal National Mortgage Association (FNMA) REMIC, 2011-99 KS, IO (-1.000 x 1 mo. USD LIBOR + 6.700%)	3.616%	10/25/26	151,879	3,215	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	28,614	29,352
Federal National Mortgage Association (FNMA) REMIC, 2012-035 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.500%)	3.416%	4/25/42	661,744	72,908	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-046 BA	6.000%	5/25/42	444,515	464,677
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	178,111	191,581
Federal National Mortgage Association (FNMA) REMIC, 2012-074 OA, PO	0.000%	3/25/42	33,571	29,581
Federal National Mortgage Association (FNMA) REMIC, 2012-074 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	3.566%	3/25/42	591,274	40,250	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	67,142	58,928
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	3.516%	7/25/42	129,685	13,733	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-101 BI, IO	4.000%	9/25/27	137,647	4,648

See Notes to Schedule of Investments.

46	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2012-133 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	3.066%	12/25/42	$472,019	$49,585	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 MS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	3.066%	12/25/42	313,190	30,138	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	881,863	936,807
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	2,204,341	2,253,154
Federal National Mortgage Association (FNMA) REMIC, 2013-14 IG, IO	4.000%	3/25/43	529,301	80,879
Federal National Mortgage Association (FNMA) REMIC, 2013-026 HI, IO	3.000%	4/25/32	145,360	3,610
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	819,045	138,669
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	3.066%	6/25/43	1,094,057	118,436	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	2.866%	12/25/43	2,307,533	213,416	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-126 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	3.066%	9/25/41	915,844	54,114	(c)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	0.124%	8/25/44	1,323,868	53,522	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-56 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	3.066%	8/25/45	641,683	72,342	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	1,408,980	1,215,723
Federal National Mortgage Association (FNMA) REMIC, 2017-76 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	3.016%	10/25/57	6,843,350	685,565	(c)
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	3.116%	11/25/47	2,074,608	185,280	(c)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	6,380,531	3,824,519

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	47

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2020-56 AQ	2.000%	8/25/50	$4,400,000	$3,479,460
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	8,161,005	1,312,015
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	4,092,594	702,536
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	25,831,419	3,849,078
Federal National Mortgage Association (FNMA) REMIC, 2020-97 AI, IO	2.000%	1/25/51	30,661,440	4,012,304
Federal National Mortgage Association (FNMA) REMIC, 2021-1 IG, IO	2.500%	2/25/51	17,339,357	2,964,796
Federal National Mortgage Association (FNMA) REMIC, 2021-3 QI, IO	2.500%	2/25/51	22,245,784	3,288,930
Federal National Mortgage Association (FNMA) REMIC, 2021-61 KI, IO	2.500%	4/25/49	32,687,208	4,859,150
Federal National Mortgage Association (FNMA) REMIC, 2021-69 IJ, IO	2.500%	1/25/49	45,760,909	6,693,677
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	186,633	38,538
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	67,189	13,762
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	34,118	7,149	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	30,971	7,013	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	48,134	8,505
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	237,885	49,464
Federal National Mortgage Association (FNMA) STRIPS, 409 C1, IO	3.000%	11/25/26	499,854	20,047
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	681,265	31,540
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	628,237	99,075
Federal National Mortgage Association (FNMA) STRIPS, 409 C17, IO	4.000%	11/25/41	744,777	130,413
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	523,861	89,224

See Notes to Schedule of Investments.

48	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	$351,357	$72,093
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	582,791	574,157	(a)(c)
Freddie Mac Multifamily ML Certificates, 2020-ML07 XUS, IO	2.015%	10/25/36	17,096,086	2,714,004	(a)(c)
FREMF Mortgage Trust, 2019-K103 X2A, IO	0.100%	12/25/51	349,242,044	1,893,695	(a)
Galton Funding Mortgage Trust, 2017-1 A22	3.000%	7/25/56	738,699	686,105	(a)(c)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	3.466%	4/20/40	60,196	6,442	(c)
Government National Mortgage Association (GNMA), 2010-59 LB, PAC-1	4.500%	10/20/39	36,023	35,996
Government National Mortgage Association (GNMA), 2010-76 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.550%)	3.536%	6/20/40	1,049,430	109,174	(c)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	3.636%	1/20/40	31,261	523	(c)
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. USD LIBOR + 0.550%)	3.043%	3/20/60	894,936	889,922	(c)
Government National Mortgage Association (GNMA), 2010-H10 FC (1 mo. USD LIBOR + 1.000%)	3.493%	5/20/60	423,562	423,800	(c)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	2.707%	8/20/58	341,310	338,742	(c)
Government National Mortgage Association (GNMA), 2010-H27 FA (1 mo. USD LIBOR + 0.380%)	2.737%	12/20/60	948,533	939,595	(c)
Government National Mortgage Association (GNMA), 2010-H28 FE (1 mo. USD LIBOR + 0.400%)	2.757%	12/20/60	1,039,760	1,030,937	(c)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. USD LIBOR + 0.500%)	2.857%	1/20/61	756,505	751,158	(c)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. USD LIBOR + 0.500%)	2.857%	12/20/60	998,940	991,279	(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	49

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	2.807%	2/20/61	$1,011,610	$1,003,594	(c)
Government National Mortgage Association (GNMA), 2011-H08 FG (1 mo. USD LIBOR + 0.480%)	2.837%	3/20/61	1,181,790	1,173,059	(c)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. USD LIBOR + 0.500%)	2.857%	3/20/61	855,026	849,631	(c)
Government National Mortgage Association (GNMA), 2012-027 IO, IO	0.293%	4/16/53	7,167,475	30,137	(c)
Government National Mortgage Association (GNMA), 2012-34 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	3.036%	3/20/42	1,203,092	126,642	(c)
Government National Mortgage Association (GNMA), 2012-44 IO, IO	0.029%	3/16/49	2,321,064	898	(c)
Government National Mortgage Association (GNMA), 2012-81 AI, IO	3.500%	4/20/27	44,937	1,233
Government National Mortgage Association (GNMA), 2012-98 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	3.161%	8/16/42	468,185	46,107	(c)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.128%	2/16/53	5,645,278	18,067	(c)
Government National Mortgage Association (GNMA), 2012-124 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	3.261%	10/16/42	482,088	48,317	(c)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.066%	10/16/48	28,091,115	60,376	(c)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.555%	11/16/47	8,628,542	122,235	(c)
Government National Mortgage Association (GNMA), 2013-107 AD	2.849%	11/16/47	3,224,343	2,956,608	(c)
Government National Mortgage Association (GNMA), 2013-163 IO, IO	1.018%	2/16/46	2,980,595	76,727	(c)
Government National Mortgage Association (GNMA), 2014-005 SP, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	3.211%	6/16/43	236,323	9,080	(c)
Government National Mortgage Association (GNMA), 2014-17 AM	3.537%	6/16/48	74,827	72,093	(c)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.146%	2/16/48	752,578	5,346	(c)

See Notes to Schedule of Investments.

50	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.630%	9/16/55	$3,115,249	$84,838	(c)
Government National Mortgage Association (GNMA), 2014-118 HS, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	3.186%	8/20/44	4,078,904	435,404	(c)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	507,634	17,282
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.375%	8/16/54	4,783,652	55,756	(c)
Government National Mortgage Association (GNMA), 2015-98 IO, IO	0.375%	4/16/55	12,059,031	181,766	(c)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	1,368,421	225,550
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	7,424,488	1,539,095
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	3.161%	10/16/46	1,594,588	223,957	(c)
Government National Mortgage Association (GNMA), 2017-8 IO, IO	0.436%	8/16/58	5,486,114	153,572	(c)
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.659%	2/16/57	8,765,291	332,722	(c)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.618%	7/16/58	3,161,899	98,075	(c)
Government National Mortgage Association (GNMA), 2017-111 IO, IO	0.527%	2/16/59	4,237,268	149,543	(c)
Government National Mortgage Association (GNMA), 2017-145 IO, IO	0.529%	4/16/57	6,218,171	206,429	(c)
Government National Mortgage Association (GNMA), 2017-157 IO	0.503%	12/16/59	3,290,857	112,165	(c)
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.539%	3/16/60	2,231,504	80,035	(c)
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	3.115%	11/20/67	468,248	16,541	(c)
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	1,242,234	1,132,981
Government National Mortgage Association (GNMA), 2018-130 A	3.250%	5/16/59	180,296	179,590
Government National Mortgage Association (GNMA), 2018-H06 PF (1 mo. USD LIBOR + 0.300%)	2.657%	2/20/68	3,785,732	3,748,891	(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	51

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Government National Mortgage Association (GNMA), 2018-H07 FD (1 mo. USD LIBOR + 0.300%)	2.657%	5/20/68	$6,096,707	$6,065,237	(c)
Government National Mortgage Association (GNMA), 2018-H08 KF (1 mo. USD LIBOR + 0.300%)	2.657%	5/20/68	2,977,432	2,940,103	(c)
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	2,565,855	2,353,251
Government National Mortgage Association (GNMA), 2020-47 MI, IO, PAC	3.500%	4/20/50	8,478,428	1,369,772
Government National Mortgage Association (GNMA), 2020-47 NI, IO, PAC	3.500%	4/20/50	2,965,669	463,397
Government National Mortgage Association (GNMA), 2020-103 AD	1.450%	1/16/63	4,022,040	3,259,383
Government National Mortgage Association (GNMA), 2020-109 AI, IO	0.840%	5/16/60	14,643,081	902,699	(c)
Government National Mortgage Association (GNMA), 2020-123 IL, IO	2.500%	8/20/50	3,360,929	490,513
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	10,333,987	1,434,367
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	4,988,291	733,406
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	4,754,685	707,017
Government National Mortgage Association (GNMA), 2020-157 IO, IO	0.945%	6/16/62	17,693,247	1,203,335	(c)
Government National Mortgage Association (GNMA), 2020-160 IH, IO	2.500%	10/20/50	3,450,071	512,579
Government National Mortgage Association (GNMA), 2020-160 VI, IO	2.500%	10/20/50	4,855,480	720,764
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	16,380,118	2,241,565
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	36,694,825	4,099,553
Government National Mortgage Association (GNMA), 2020-184, IO, IO	0.913%	11/16/60	5,774,235	388,469	(c)
Government National Mortgage Association (GNMA), 2020-195 IO, IO	0.956%	12/16/62	82,054,949	5,921,200	(c)
Government National Mortgage Association (GNMA), 2020-H09 FL (1 mo. USD LIBOR + 1.150%)	2.883%	5/20/70	8,705,039	8,671,352	(c)

See Notes to Schedule of Investments.

52	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Government National Mortgage Association (GNMA), 2020-H09 NF (1 mo. USD LIBOR + 1.250%)	3.607%	4/20/70	$7,912,488	$7,979,749	(c)
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. USD LIBOR + 0.500%)	2.857%	7/20/70	1,993,815	1,946,860	(c)
Government National Mortgage Association (GNMA), 2020-H13 FA (1 mo. USD LIBOR + 0.450%)	2.807%	7/20/70	3,089,883	3,000,846	(c)
Government National Mortgage Association (GNMA), 2020-H13 FC (1 mo. USD LIBOR + 0.450%)	2.807%	7/20/70	25,092,634	24,416,491	(c)
Government National Mortgage Association (GNMA), 2021-14 AB	1.340%	6/16/63	7,781,334	6,007,935
Government National Mortgage Association (GNMA), 2021-21 AH	1.400%	6/16/63	1,109,998	866,016
Government National Mortgage Association (GNMA), 2021-29 TI, IO	2.500%	2/20/51	25,287,459	4,382,865
Government National Mortgage Association (GNMA), 2021-37, IO, IO	0.805%	1/16/61	16,725,503	1,000,675	(c)
Government National Mortgage Association (GNMA), 2021-60 IO, IO	0.826%	5/16/63	16,242,475	1,054,832	(c)
Government National Mortgage Association (GNMA), 2021-68 IO, IO	0.866%	10/16/62	14,123,525	941,306	(c)
Government National Mortgage Association (GNMA), 2021-115 MI, IO	2.500%	5/20/51	9,787,531	1,119,167
Government National Mortgage Association (GNMA), 2022-3 B	1.850%	2/16/61	7,749,057	4,906,284
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.640%	2/16/61	65,990,285	3,674,999	(c)
Government National Mortgage Association (GNMA), 2022-63 LM	3.500%	10/20/50	13,286,616	11,371,571
Government National Mortgage Association (GNMA), 2022-55 IO, IO	0.567%	1/16/63	14,875,427	801,477	(c)
Government National Mortgage Association (GNMA), 2022-59 IO, IO	0.571%	2/16/62	31,230,495	1,719,767	(c)
Government National Mortgage Association (GNMA), 2022-139 AL	4.000%	7/20/51	10,400,000	9,660,144
Great Wolf Trust, 2019-WOLF B (1 mo. USD LIBOR + 1.334%)	4.152%	12/15/36	8,101,000	7,748,271	(a)(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	53

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
GS Mortgage Securities Corp. II, 2018-SRP5 A (1 mo. USD LIBOR + 1.800%)	4.618%	9/15/31	$24,260,845	$20,626,207	(a)(c)
GS Mortgage Securities Corp. II, 2018-SRP5 B (1 mo. USD LIBOR + 3.000%)	5.818%	9/15/31	29,348,271	22,925,912	(a)(c)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	1,003,000	982,504	(c)
GS Mortgage Securities Trust, 2017-GS8 A4	3.469%	11/10/50	10,290,000	9,492,913
GS Mortgage Securities Corp. Trust, 2018- RIVR D (1 mo. USD LIBOR + 1.334%)	4.152%	7/15/35	11,033,000	9,893,959	(a)(c)
HarborView Mortgage Loan Trust, 2005-9 2A1B (1 mo. USD LIBOR + 0.740%)	3.733%	6/20/35	3,409,877	3,142,301	(c)
IndyMac INDX Mortgage Loan Trust, 2005- AR15 A2	3.229%	9/25/35	13,068	11,215	(c)
INTOWN Mortgage Trust, 2022-STAY A (1 mo. Term SOFR + 2.489%)	5.334%	8/15/37	11,260,000	11,164,850	(a)(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C14 B	4.699%	8/15/46	2,260,000	2,195,170	(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	5.049%	1/15/47	439,000	429,575	(c)
JPMBB Commercial Mortgage Securities Trust, 2014-C22 C	4.699%	9/15/47	1,379,000	1,243,843	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	6.568%	5/15/28	2,186,936	2,021,687	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2013-LC11 AS	3.216%	4/15/46	1,791,000	1,761,024
JPMorgan Chase Commercial Mortgage Securities Trust, 2022-NLP A (1 mo. Term SOFR + 0.597%)	3.442%	4/15/37	12,600,000	11,900,249	(a)(c)
JPMorgan Mortgage Trust, 2018-3 A1	3.500%	9/25/48	5,133,471	4,587,324	(a)(c)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	4,649,372	4,163,975	(a)(c)
Legacy Mortgage Asset Trust, 2020-GS5 A1, Step bond (3.250% to 8/25/23, 6.250% to 8/25/24 then 7.250%)	3.250%	6/25/60	7,547,597	7,375,259	(a)
Legacy Mortgage Asset Trust, 2021-GS1 A1, Step bond (1.892% to 1/25/24, 4.892% to 1/25/25 then 5.892%)	1.892%	10/25/66	15,292,440	14,165,361	(a)
Legacy Mortgage Asset Trust, 2021-GS2 A1, Step bond (1.750% to 4/25/24, 4.750% to 4/25/25 then 5.750%)	1.750%	4/25/61	8,094,233	7,547,739	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	41,949	31,496	(a)

See Notes to Schedule of Investments.

54	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. USD LIBOR + 0.350%)	3.434%	5/25/35	$347,764	$190,683	(a)(c)
Merrill Lynch Mortgage Investors Trust, 2005-A8 A3A3 (1 mo. USD LIBOR + 0.740%)	3.824%	8/25/36	1,484,448	1,473,993	(c)
Merrill Lynch Mortgage Investors Trust, 2005-A9 3A1	3.325%	12/25/35	12,821	8,530	(c)
Merrill Lynch Mortgage Investors Trust, 2006-1 1A	2.850%	2/25/36	15,640	14,911	(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34 B	4.111%	11/15/52	1,260,000	1,126,620	(c)
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. USD LIBOR + 0.850%)	3.668%	11/15/34	2,063,536	2,018,548	(a)(c)
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. USD LIBOR + 1.650%)	4.468%	5/15/36	16,976,341	16,562,850	(a)(c)
Morgan Stanley Capital I Trust, 2019-L2 XA, IO	1.171%	3/15/52	41,235,043	2,037,048	(c)
Mortgage Repurchase Agreement Financing Trust, 2022-S1 A1 (30 Day Average SOFR + 2.000%)	4.637%	3/30/25	22,600,000	22,600,000	(a)(c)(e)
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	2.720%	7/25/35	265,643	236,579	(c)
MSCG Trust, 2015-ALDR A2	3.577%	6/7/35	6,358,000	5,787,220	(a)(c)
NAAC Reperforming Loan REMIC Certificates Trust, 2004-R3 A1	6.500%	2/25/35	112,807	99,557	(a)
Natixis Commercial Mortgage Securities Trust, 2019-FAME A	3.047%	8/15/36	15,583,000	14,534,244	(a)
New Residential Mortgage Loan Trust, 2015-2A A1	3.750%	8/25/55	5,367,206	5,014,902	(a)(c)
New Residential Mortgage Loan Trust, 2017-1A A1	4.000%	2/25/57	5,684,176	5,438,804	(a)(c)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	5,584,387	5,285,956	(a)(c)
New Residential Mortgage Loan Trust, 2018-1A A1A	4.000%	12/25/57	7,521,332	7,180,748	(a)(c)
New Residential Mortgage Loan Trust, 2018-3A A1	4.500%	5/25/58	10,137,999	9,801,368	(a)(c)
New Residential Mortgage Loan Trust, 2018-RPL1 A1	3.500%	12/25/57	7,886,603	7,600,641	(a)(c)
New Residential Mortgage Loan Trust, 2019-3A A1A	3.750%	11/25/58	10,235,643	9,657,221	(a)(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	55

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
New Residential Mortgage Loan Trust, 2019-4A A1B	3.500%	12/25/58	$11,303,425	$10,641,723	(a)(c)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	3,842,618	3,580,706	(a)(c)
New Residential Mortgage Loan Trust, 2021-NQM3 A1	1.156%	11/27/56	11,390,427	9,787,458	(a)(c)
New Residential Mortgage Loan Trust, 2022-NQM3 A1, Step bond (3.900% to 5/25/26 then 4.990%)	3.900%	4/25/62	18,320,707	17,302,129	(a)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2005-AP2 A5	5.476%	5/25/35	48,101	25,540
Nomura Resecuritization Trust, 2014-5R 1A1	3.000%	6/26/35	19,689	19,738	(a)(c)
NYMT Loan Trust, 2020-SP2 A1	2.944%	10/25/60	24,182,643	23,334,021	(a)(c)
NYMT Loan Trust, 2022-CP1 A1	2.042%	7/25/61	15,808,486	14,206,587	(a)
OBX Trust, 2021-NQM3 A3	1.362%	7/25/61	7,990,653	6,450,745	(a)(c)
OBX Trust, 2022-NQM1 A1	2.305%	11/25/61	35,236,557	30,425,989	(a)(c)
Onslow Bay Mortgage Loan Trust, 2021- NQM4 A1	1.957%	10/25/61	9,044,769	7,460,367	(a)(c)
OPG Trust, 2021-PORT A (1 mo. USD LIBOR + 0.484%)	3.302%	10/15/36	18,635,322	17,657,712	(a)(c)
Prime Mortgage Trust, 2006-DR1 1A1	5.500%	5/25/35	200,754	199,951	(a)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	11,530,314	9,410,961	(a)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	9,040,047	7,478,025	(a)(c)
PRKCM Trust, 2021-AFC2 A1	2.071%	11/25/56	11,454,192	9,509,965	(a)(c)
SBALR Commercial Mortgage Trust, 2020- RR1 A3	2.825%	2/13/53	22,200,000	18,776,929	(a)
SG Residential Mortgage Trust, 2022-1 A1	3.166%	3/27/62	9,313,115	8,400,452	(a)(c)
SG Residential Mortgage Trust, 2022-2 A1	5.353%	9/25/67	23,963,575	23,301,988	(a)
SHOW Trust, 2022 BIZ A (1 mo. Term SOFR + 2.984%)	5.830%	1/15/27	11,250,000	11,028,903	(a)
SMRT, 2022-MINI A (1 mo. Term SOFR + 1.000%)	3.846%	1/15/39	20,410,000	19,613,518	(a)(c)
Soho Trust, 2021-SOHO A	2.786%	8/10/38	34,000,000	27,358,654	(a)(c)
Structured Adjustable Rate Mortgage Loan Trust, 2005-19XS 1A1 (1 mo. USD LIBOR + 0.320%)	3.404%	10/25/35	156,140	145,095	(c)
Towd Point Mortgage Trust, 2017-4 A1	2.750%	6/25/57	11,914,374	11,463,891	(a)(c)
Towd Point Mortgage Trust, 2017-6 M1	3.250%	10/25/57	18,080,000	16,043,821	(a)(c)
Towd Point Mortgage Trust, 2022-4 A1	3.750%	9/25/62	17,250,000	16,226,437	(a)(c)

See Notes to Schedule of Investments.

56	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
UBS Commercial Mortgage Trust, 2018-C11 B	4.713%	6/15/51	$1,430,000	$1,284,984	(c)
UBS Commercial Mortgage Trust, 2018-C15 C	5.370%	12/15/51	2,960,000	2,596,102	(c)
VLS Commercial Mortgage Trust, 2020-LAB A	2.130%	10/10/42	36,680,000	28,182,381	(a)
VLS Commercial Mortgage Trust, 2020-LAB B	2.453%	10/10/42	2,250,000	1,710,128	(a)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR9 1A7	4.142%	9/25/33	5,509	5,208	(c)
WaMu Mortgage Pass-Through Certificates Trust, 2007-HY4 4A1	2.792%	9/25/36	66,054	58,390	(c)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	1/14/26	898,838	850,208	(a)(c)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 B	3.959%	12/15/47	2,066,000	1,944,940
Wells Fargo Commercial Mortgage Trust, 2015-NXS1 XA, IO	1.213%	5/15/48	30,058,311	604,815	(c)
Wells Fargo Commercial Mortgage Trust, 2019-C49 B	4.546%	3/15/52	7,160,000	6,426,976
Wells Fargo Commercial Mortgage Trust, 2021-C60 XA, IO	1.674%	8/15/54	98,992,520	8,992,015	(c)
Wells Fargo Commercial Mortgage Trust, 2022-JS2 A	3.084%	12/15/39	7,480,000	6,035,528	(a)
WFRBS Commercial Mortgage Trust, 2014- C19 B	4.723%	3/15/47	224,000	216,296	(c)
WFRBS Commercial Mortgage Trust, 2014- C19 XA, IO	1.131%	3/15/47	6,327,381	55,496	(c)
WFRBS Commercial Mortgage Trust, 2014- C21 B	4.213%	8/15/47	4,621,000	4,350,483	(c)
WFRBS Commercial Mortgage Trust, 2014- C21 XA, IO	1.165%	8/15/47	22,286,138	332,527	(c)
WFRBS Commercial Mortgage Trust, 2014- C24 AS	3.931%	11/15/47	2,611,000	2,493,434
Worldwide Plaza Trust, 2017-WWP A	3.526%	11/10/36	5,725,000	4,928,403	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $2,158,496,574)				1,974,249,046

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 8.8%
U.S. Government Agencies - 0.2%
Federal National Mortgage Association (FNMA), Notes	6.625%	11/15/30	18,010,000	21,046,753

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	57

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Obligations - 8.6%
U.S. Treasury Bonds	1.125%	8/15/40	$96,800,000	$60,019,781
U.S. Treasury Bonds	2.250%	5/15/41	58,290,000	44,098,890
U.S. Treasury Bonds	1.750%	8/15/41	109,200,000	74,731,617
U.S. Treasury Bonds	3.250%	5/15/42	350,000	310,735
U.S. Treasury Bonds	3.375%	8/15/42	25,000,000	22,652,344
U.S. Treasury Bonds	3.625%	2/15/44	70,500,000	65,589,785	(b)(k)
U.S. Treasury Bonds	2.875%	8/15/45	103,400,000	84,460,836
U.S. Treasury Bonds	3.000%	2/15/48	63,390,000	53,396,170
U.S. Treasury Bonds	1.250%	5/15/50	119,230,000	66,789,758
U.S. Treasury Bonds	1.375%	8/15/50	113,785,000	65,950,853
U.S. Treasury Bonds	1.625%	11/15/50	213,870,000	132,883,445
U.S. Treasury Bonds	1.875%	2/15/51	811,320,000	537,436,120

Total U.S. Government Obligations				1,208,320,334

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $1,749,988,360)				1,229,367,087

ASSET-BACKED SECURITIES - 8.2%
522 Funding CLO Ltd., 2020-6A A1R (3 mo. USD LIBOR + 1.150%)	3.933%	10/23/34	21,870,000	21,169,449	(a)(c)
AIMCO CLO, 2017-AA AR (3 mo. USD LIBOR + 1.050%)	3.760%	4/20/34	400,000	388,021	(a)(c)
Allegro CLO Ltd., 2019-2A A1A (3 mo. USD LIBOR + 1.390%)	4.128%	1/19/33	3,250,000	3,188,250	(a)(c)
AmeriCredit Automobile Receivables Trust, 2020-2 D	2.130%	3/18/26	1,195,000	1,121,950
AMMC CLO Ltd., 2012-011A A1R2 (3 mo. USD LIBOR + 1.010%)	3.792%	4/30/31	1,543,000	1,500,344	(a)(c)
Amortizing Residential Collateral Trust, 2002-BC5 M1 (1 mo. USD LIBOR + 1.035%)	4.119%	7/25/32	108,165	106,525	(c)
Apidos CLO, 2021-35A A (3 mo. USD LIBOR + 1.050%)	3.760%	4/20/34	4,300,000	4,171,236	(a)(c)
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2I	4.194%	6/5/49	11,108,790	10,560,316	(a)
Aqua Finance Trust, 2021-A A	1.540%	7/17/46	10,570,482	9,578,419	(a)
Arbor Realty Commercial Real Estate Notes Ltd., 2022-FL1 A (30 Day Average SOFR + 1.450%)	3.735%	1/15/37	8,850,000	8,702,747	(a)(c)
Arbys Funding LLC, 2020-1A A2	3.237%	7/30/50	882,000	750,313	(a)
Ares CLO Ltd., 2022-63A A1A (3 mo. Term SOFR + 1.380%)	2.267%	4/20/35	10,130,000	9,886,087	(a)(c)
Argent Securities Trust, 2006-W4 A2B (1 mo. USD LIBOR + 0.220%)	3.304%	5/25/36	95,965	25,423	(c)

See Notes to Schedule of Investments.

58	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Atrium, 9A AR2 (3 mo. USD LIBOR + 0.990%)	4.033%	5/28/30	$1,089,223	$1,074,665	(a)(c)
Avis Budget Rental Car Funding AESOP LLC, 2019-3A A	2.360%	3/20/26	17,911,000	16,789,175	(a)
Avis Budget Rental Car Funding AESOP LLC, 2020-1A A	2.330%	8/20/26	30,713,000	28,294,824	(a)
Bain Capital Credit CLO, 2020-1A A1 (3 mo. USD LIBOR + 1.190%)	3.930%	4/18/33	4,650,000	4,533,239	(a)(c)
Balboa Bay Loan Funding Ltd., 2021-2A A1 (3 mo. USD LIBOR + 1.170%)	3.880%	1/20/35	13,140,000	12,741,023	(a)(c)
Ballyrock CLO Ltd., 2019-2A A1BR (3 mo. USD LIBOR + 1.200%)	4.184%	11/20/30	930,000	906,622	(a)(c)
Battery Park CLO Ltd., 2022-1A A1 (3 mo. Term SOFR + 2.210%)	5.392%	10/20/35	17,720,000	17,631,400	(a)(c)(h)
BCRED MML CLO LLC, 2021-1A A (3 mo. USD LIBOR + 1.480%)	3.992%	1/15/35	15,260,000	14,800,274	(a)(c)
BCRED MML CLO LLC, 2022-1A A1 (3 mo. Term SOFR + 1.650%)	2.245%	4/20/35	8,380,000	8,110,549	(a)(c)
Bear Stearns Asset Backed Securities Trust, 2004-HE10 M1 (1 mo. USD LIBOR + 0.975%)	4.059%	12/25/34	2,913,049	2,843,314	(c)
Benefit Street Partners CLO Ltd., 2014-IVA ARRR (3 mo. USD LIBOR + 1.180%)	3.890%	1/20/32	6,000,000	5,885,580	(a)(c)(l)
Blackbird Capital Aircraft, 2021-1A A	2.443%	7/15/46	12,222,768	9,889,027	(a)
Blackrock Rainier CLO Ltd., 2021-6A A (3 mo. USD LIBOR + 1.700%)	4.410%	4/20/33	4,000,000	3,883,840	(a)(c)
BlueMountain CLO Ltd., 2021-28A A (3 mo. USD LIBOR + 1.260%)	3.772%	4/15/34	11,330,000	11,056,925	(a)(c)
Brazos Student Finance Corp., 2009-1 AS (3 mo. USD LIBOR + 2.500%)	6.141%	12/27/39	895,979	900,886	(c)
Canyon CLO Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.180%)	3.692%	7/15/34	5,980,000	5,829,183	(a)(c)
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. USD LIBOR + 1.050%)	3.819%	7/27/31	8,445,455	8,294,469	(a)(c)
Carlyle US CLO Ltd., 2018-2A A2 (3 mo. USD LIBOR + 1.600%)	4.112%	10/15/31	4,050,000	3,883,430	(a)(c)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. USD LIBOR + 1.700%)	4.410%	4/20/29	6,605,000	6,418,050	(a)(c)
Cayuga Park CLO Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.120%)	3.860%	7/17/34	24,600,000	23,593,598	(a)(c)
CBAM Ltd., 2017-1A A1 (3 mo. USD LIBOR + 1.250%)	3.960%	7/20/30	1,000,000	985,269	(a)(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	59

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Cedar Funding CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	$6,920,000	$6,530,233	(a)
Cerberus Loan Funding LP, 2019-2A A1 (3 mo. USD LIBOR + 1.800%)	4.312%	1/15/32	1,950,000	1,923,358	(a)(c)
Cerberus Loan Funding LP, 2020-1A A (3 mo. USD LIBOR + 1.850%)	4.362%	10/15/31	7,690,000	7,659,333	(a)(c)
CIFC Funding Ltd., 2017-1A AR (3 mo. USD LIBOR + 1.010%)	3.742%	4/23/29	3,413,195	3,376,253	(a)(c)
College Ave Student Loans LLC, 2019-A A1 (1 mo. USD LIBOR + 1.400%)	4.484%	12/28/48	7,746,843	7,666,321	(a)(c)
College Ave Student Loans LLC, 2021-C C	3.060%	7/26/55	3,163,000	2,671,365	(a)
Commonbond Student Loan Trust, 2020-1 A	1.690%	10/25/51	6,151,622	5,309,070	(a)
Conseco Finance Corp., 1996-5 B1	8.100%	7/15/26	37,040	44	(c)
Countrywide Asset-Backed Certificates, 2006-SD4 A1 (1 mo. USD LIBOR + 0.680%)	3.764%	12/25/36	203,051	153,012	(a)(c)
Credit-Based Asset Servicing & Securitization LLC, 1999-3 A	4.704%	2/3/29	2,167	1,680	(a)(c)
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	18,020,476	17,331,506	(a)(c)
CSMC Trust, 2017-RPL1 M1	2.956%	7/25/57	22,223,700	18,655,316	(a)(c)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	6,632,176	5,989,593	(a)
Dryden CLO Ltd., 2019-75A AR2 (3 mo. USD LIBOR + 1.040%)	3.552%	4/15/34	8,351,000	8,113,047	(a)(c)
Dryden CLO Ltd., 2021-87A A1 (3 mo. USD LIBOR + 1.100%)	4.084%	5/20/34	31,400,000	30,409,857	(a)(c)
ECMC Group Student Loan Trust, 2020-2A A (1 mo. USD LIBOR + 1.150%)	4.234%	11/25/69	4,318,554	4,257,766	(a)(c)
Fannie Mae Grantor Trust, 2017-T1 A	2.898%	6/25/27	1,321,316	1,229,722
Federal Home Loan Mortgage Corp. (FHLMC) Structured Pass-Through Certificates FRESR, 2017-SR01 A3	3.089%	11/25/27	340,000	316,399
Ford Credit Auto Owner Trust, 2020-1 C	2.540%	8/15/31	3,197,000	2,953,459	(a)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	21,335,000	19,947,122
Fortress Credit BSL Ltd., 2019-1A A2 (3 mo. USD LIBOR + 2.000%)	4.783%	7/23/32	6,717,000	6,608,447	(a)(c)
GoldenTree Loan Management US CLO 10 Ltd., 2021-10A A (3 mo. USD LIBOR + 1.100%)	3.810%	7/20/34	12,950,000	12,533,889	(a)(c)
Goldentree Loan Management US CLO Ltd., 2019-4A AR (3 mo. USD LIBOR + 1.110%)	3.893%	4/24/31	4,350,000	4,259,850	(a)(c)
Golub Capital Partners CLO LP, 2021-54A A (3 mo. USD LIBOR + 1.530%)	4.362%	8/5/33	8,650,000	8,422,654	(a)(c)

See Notes to Schedule of Investments.

60	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Golub Capital Partners CLO Ltd., 2019-41A AR (3 mo. USD LIBOR + 1.320%)	4.030%	1/20/34	$6,170,000	$6,045,362	(a)(c)
Golub Capital Partners CLO Ltd., 2021-57A A1 (3 mo. USD LIBOR + 1.490%)	4.273%	10/25/34	11,580,000	11,066,365	(a)(c)
Golub Capital Partners CLO Ltd., 2015-25A AR (3 mo. USD LIBOR + 1.380%)	4.212%	5/5/30	28,529,643	28,155,288	(a)(c)
Golub Capital Partners CLO Ltd., 2018-36A A (3 mo. USD LIBOR + 1.300%)	4.132%	2/5/31	2,250,000	2,204,434	(a)(c)
Golub Capital Partners CLO Ltd., 2019-45A A (3 mo. USD LIBOR + 1.720%)	4.430%	10/20/31	10,568,000	10,289,263	(a)(c)
Golub Capital Partners CLO Ltd., 2020-47A C1 (3 mo. USD LIBOR + 3.250%)	6.082%	5/5/32	1,250,000	1,202,044	(a)(c)
Great Lakes Kcap F3c Senior LLC, 2017-1A A (3 mo. USD LIBOR + 1.900%)	5.427%	12/20/29	12,495,414	12,465,248	(a)(c)
Greenwood Park CLO Ltd., 2018-1A A2 (3 mo. USD LIBOR + 1.010%)	3.522%	4/15/31	6,680,000	6,557,448	(a)(c)
Greywolf CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.160%)	3.943%	1/27/31	15,000,000	14,702,622	(a)(c)
Grippen Park CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.260%)	3.970%	1/20/30	9,306,752	9,220,070	(a)(c)
Halsey Point CLO Ltd., 2019-1A A1A1 (3 mo. USD LIBOR + 1.350%)	4.060%	1/20/33	1,420,000	1,379,918	(a)(c)
Halsey Point CLO Ltd., 2020-3A A1A (3 mo. USD LIBOR + 1.450%)	4.232%	11/30/32	4,900,000	4,820,040	(a)(c)
Hertz Vehicle Financing LLC, 2022-4A A	3.730%	9/25/26	8,380,000	8,042,491	(a)
Hertz Vehicle Financing LLC, 2022-2A C	2.950%	6/26/28	5,200,000	4,327,868	(a)
HGI CRE CLO Ltd., 2021-FL1 A (1 mo. USD LIBOR + 1.050%)	3.989%	6/16/36	4,200,000	4,063,730	(a)(c)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	23,260,000	20,468,800	(a)
HPS Loan Management Ltd., 2021-16A A1 (3 mo. USD LIBOR + 1.140%)	3.923%	1/23/35	18,900,000	18,242,172	(a)(c)
ICG US CLO LLC, 2015-2RA A1 (3 mo. USD LIBOR + 1.370%)	4.110%	1/16/33	1,750,000	1,709,378	(a)(c)
Jack in the Box Funding LLC, 2022-1A A2I	3.445%	2/26/52	14,483,700	12,600,550	(a)
JGWPT LLC, 2015-1A B	4.250%	9/17/74	1,133,649	983,737	(a)
KKR CLO Ltd., 14 BR (3 mo. USD LIBOR + 1.800%)	4.312%	7/15/31	600,000	581,185	(a)(c)
KKR CLO Ltd., 20 A (3 mo. USD LIBOR + 1.130%)	3.870%	10/16/30	5,750,000	5,629,832	(a)(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	61

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
KKR CLO Ltd., 32A A1 (3 mo. USD LIBOR + 1.320%)	3.832%	1/15/32	$3,080,000	$3,038,152	(a)(c)
KREF Ltd., 2022-FL3 A (1 mo. Term SOFR + 1.450%)	4.474%	2/17/39	23,010,000	22,089,112	(a)(c)
LCM Loan Income Fund Income Note Issuer Ltd., 27A A1 (3 mo. USD LIBOR + 1.080%)	3.820%	7/16/31	3,728,000	3,663,274	(a)(c)
LCM LP, 19A AR (3 mo. USD LIBOR + 1.240%)	3.752%	7/15/27	1,039,223	1,036,087	(a)(c)
Loanpal Solar Loan Ltd., 2020-3GS A	2.470%	12/20/47	8,529,543	6,805,855	(a)
Loanpal Solar Loan Ltd., 2021-1GS A	2.290%	1/20/48	7,096,288	5,836,083	(a)
Long Beach Mortgage Loan Trust, 2000-1 AV1 (1 mo. USD LIBOR + 0.520%)	3.274%	1/21/31	18,511	18,125	(c)
Magnetite Ltd., 2015-14RA A2 (3 mo. USD LIBOR + 1.120%)	3.860%	10/18/31	7,100,000	6,959,565	(a)(c)
Magnetite Ltd., 2016-17A AR (3 mo. USD LIBOR + 1.100%)	3.810%	7/20/31	4,478,000	4,391,099	(a)(c)
MAPS Trust, 2021-1A A	2.521%	6/15/46	10,574,460	8,693,960	(a)
Midocean Credit CLO, 2017-7A BR (3 mo. USD LIBOR + 1.600%)	4.112%	7/15/29	4,000,000	3,902,874	(a)(c)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. USD LIBOR + 1.600%)	4.310%	10/20/30	6,090,000	5,827,620	(a)(c)
Navient Private Education Loan Trust, 2014-AA A3 (1 mo. USD LIBOR + 1.600%)	4.418%	10/15/31	2,000,000	1,994,495	(a)(c)
Navient Private Education Loan Trust, 2020-A A2A	2.460%	11/15/68	13,574,862	12,525,548	(a)
Navient Private Education Loan Trust, 2020-A A2B (1 mo. USD LIBOR + 0.900%)	3.718%	11/15/68	486,845	480,485	(a)(c)
Navient Private Education Refi Loan Trust, 2020-BA A2	2.120%	1/15/69	7,704,455	7,049,770	(a)
Navient Private Education Refi Loan Trust, 2020-GA A	1.170%	9/16/69	1,500,741	1,342,113	(a)
Nelnet Student Loan Trust, 2007-1 A4 (3 mo. USD LIBOR + 0.110%)	3.107%	8/27/36	17,907,811	16,961,352	(c)
Nelnet Student Loan Trust, 2021-A A2 (1 mo. USD LIBOR + 1.030%)	4.023%	4/20/62	12,321,000	11,746,838	(a)(c)
Nelnet Student Loan Trust, 2015-2A A2 (1 mo. USD LIBOR + 0.600%)	3.684%	9/25/42	7,219,320	7,119,263	(a)(c)
Newark BSL CLO Ltd., 2017-1A A1R (3 mo. USD LIBOR + 0.970%)	3.753%	7/25/30	2,780,000	2,725,554	(a)(c)
Oak Street Investment Grade Net Lease Fund, 2020-1A A1	1.850%	11/20/50	9,486,679	8,358,622	(a)

See Notes to Schedule of Investments.

62	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Ocean Trails CLO, 2020-10A AR (3 mo. USD LIBOR + 1.220%)	3.732%	10/15/34	$10,245,000	$9,830,658	(a)(c)
Octagon Investment Partners Ltd., 2014-1A AAR3 (3 mo. USD LIBOR + 1.000%)	3.905%	2/14/31	13,480,000	13,172,680	(a)(c)
Octagon Investment Partners Ltd., 2018-1A A1A (3 mo. USD LIBOR + 1.060%)	3.770%	1/20/31	10,560,000	10,360,723	(a)(c)
OHA Credit Funding Ltd., 2020-7A AR (3 mo. Term SOFR + 1.300%)	3.853%	2/24/37	19,270,000	18,680,367	(a)(c)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. USD LIBOR + 1.040%)	3.998%	5/23/31	5,330,000	5,218,079	(a)(c)
Owl Rock CLO Ltd., 2019-1A A (3 mo. USD LIBOR + 1.800%)	4.784%	5/20/31	3,100,000	3,010,720	(a)(c)
Owl Rock CLO Ltd., 2020-3A A1L (3 mo. USD LIBOR + 1.800%)	4.510%	4/20/32	14,280,000	14,028,193	(a)(c)
Palmer Square CLO Ltd., 2019-1A A1R (3 mo. USD LIBOR + 1.150%)	4.055%	11/14/34	17,730,000	17,189,244	(a)(c)
PEAR LLC, 2021-1 A	2.600%	1/15/34	1,024,072	964,021	(a)
Point Au Roche Park CLO Ltd., 2021-1A A (3 mo. USD LIBOR + 1.080%)	3.790%	7/20/34	31,620,000	30,680,095	(a)(c)
RAAC Trust, 2007-RP1 A (1 mo. USD LIBOR + 0.580%)	3.664%	5/25/46	1,659,923	1,650,278	(a)(c)
Recette CLO Ltd., 2015-1A ARR (3 mo. USD LIBOR + 1.080%)	3.790%	4/20/34	7,620,000	7,398,561	(a)(c)
Reese Park CLO Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.130%)	3.642%	10/15/34	32,550,000	31,617,169	(a)(c)
SBA Small Business Investment Cos., 2021-10A 1	1.667%	3/10/31	5,579,205	4,713,897
Shackleton CLO Ltd., 2013-3A AR (3 mo. USD LIBOR + 1.120%)	3.632%	7/15/30	891,122	881,322	(a)(c)
Silver Rock CLO Ltd., 2020-1A A (3 mo. USD LIBOR + 1.650%)	4.360%	10/20/31	24,190,000	23,834,107	(a)(c)
SLC Student Loan Trust, 2006-2 A6 (3 mo. USD LIBOR + 0.160%)	3.453%	9/15/39	3,170,800	2,986,794	(c)
SLM Private Education Loan Trust, 2010-C A5 (1 mo. USD LIBOR + 4.750%)	7.568%	10/15/41	8,393,418	9,057,473	(a)(c)
SLM Student Loan Trust, 2003-10A A4 (3 mo. USD LIBOR + 0.670%)	3.963%	12/17/68	1,636,242	1,589,666	(a)(c)
SLM Student Loan Trust, 2004-3A A6A (3 mo. USD LIBOR + 0.550%)	3.333%	10/25/64	1,627,266	1,593,012	(a)(c)
SMB Private Education Loan Trust, 2019-B A2B (1 mo. USD LIBOR + 1.000%)	3.818%	6/15/37	6,376,886	6,286,006	(a)(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	63

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
SMB Private Education Loan Trust, 2020-PTA B	2.500%	9/15/54	$10,000,000	$7,839,455	(a)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	12,222,543	10,661,742	(a)
SMB Private Education Loan Trust, 2021-A B	2.310%	1/15/53	15,500,000	13,592,601	(a)
SMB Private Education Loan Trust, 2021-B A	1.310%	7/17/51	1,067,149	950,512	(a)
SMB Private Education Loan Trust, 2021-C A2 (1 mo. USD LIBOR + 0.800%)	3.618%	1/15/53	3,850,000	3,711,522	(a)(c)
SMB Private Education Loan Trust, 2021-C C	3.000%	1/15/53	17,189,000	15,727,053	(a)
Sound Point CLO Ltd., 2018-2A A (3 mo. USD LIBOR + 1.100%)	3.866%	7/26/31	649,000	633,591	(a)(c)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	1,298,889	1,188,544	(a)
Structured Asset Investment Loan Trust, 2004-1 A3 (1 mo. USD LIBOR + 0.800%)	3.884%	2/25/34	2,478,376	2,398,930	(c)
STWD Ltd., 2022-FL3 A (30 Day Average SOFR + 1.350%)	3.635%	11/15/38	3,850,000	3,759,312	(a)(c)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	3,696,662	3,280,682	(a)
THL Credit Lake Shore MM CLO Ltd., 2019-1A A1R (3 mo. USD LIBOR + 1.700%)	4.212%	4/15/33	6,500,000	6,287,757	(a)(c)
Thrust Engine Leasing, 2021-1A A	4.163%	7/15/40	9,808,574	8,216,570	(a)
Trinity Rail Leasing LLC, 2020-2A A2	2.560%	11/19/50	4,153,000	3,570,000	(a)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	1,493,883	1,382,972
United States Small Business Administration, 2019-25G 1	2.690%	7/1/44	3,050,530	2,652,672
Voya CLO Ltd., 2016-3A A1R (3 mo. USD LIBOR + 1.190%)	3.930%	10/18/31	6,000,000	5,886,851	(a)(c)
Voya CLO Ltd., 2017-3A A1R (3 mo. USD LIBOR + 1.040%)	3.750%	4/20/34	5,000,000	4,762,500	(a)(c)
Voya CLO Ltd., 2018-3A A1A (3 mo. USD LIBOR + 1.150%)	3.662%	10/15/31	19,280,000	18,749,800	(a)(c)
Wellman Park CLO Ltd., 2021-1A A (3 mo. USD LIBOR + 1.100%)	3.612%	7/15/34	5,000,000	4,836,405	(a)(c)
Whitebox CLO Ltd., 2019-1A ANAR (3 mo. USD LIBOR + 1.130%)	3.913%	7/24/32	3,910,000	3,819,045	(a)(c)
Whitebox CLO Ltd., 2020-2A A1R (3 mo. USD LIBOR + 1.220%)	4.003%	10/24/34	17,409,000	16,854,849	(a)(c)

See Notes to Schedule of Investments.

64	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Whitebox CLO Ltd., 2021-3A A1 (3 mo. USD LIBOR + 1.220%)	3.732%	10/15/34	$21,580,000	$20,760,890	(a)(c)
Wingstop Funding LLC, 2020-1A A2	2.841%	12/5/50	10,421,250	8,898,975	(a)
ZAIS CLO Ltd., 2019-13A A1A (3 mo. USD LIBOR + 1.490%)	4.002%	7/15/32	8,934,400	8,780,586	(a)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $1,218,279,424)				1,157,084,290

SOVEREIGN BONDS - 2.7%
Brazil - 0.0%††
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	6,170,000	4,499,333

Chile - 0.0%††
Chile Government International Bond, Senior Notes	3.100%	1/22/61	9,270,000	5,394,354

Colombia - 0.4%
Colombia Government International Bond, Senior Notes	3.875%	4/25/27	8,150,000	6,930,672
Colombia Government International Bond, Senior Notes	3.125%	4/15/31	6,310,000	4,385,449
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	27,210,000	18,458,321
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	13,174,000	8,768,914
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	10,959,000	6,674,554
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	22,102,000	13,709,654

Total Colombia				58,927,564

India - 0.1%
Export-Import Bank of India, Senior Notes	3.375%	8/5/26	7,299,000	6,766,090	(a)

Indonesia - 0.1%
Indonesia Government International Bond, Senior Notes	3.700%	10/30/49	14,700,000	10,443,299

Israel - 0.3%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	24,680,000	21,902,266
Israel Government International Bond, Senior Notes	4.500%	4/3/2120	11,700,000	9,541,818
State of Israel, Senior Notes	3.375%	1/15/50	5,060,000	3,760,162
State of Israel, Senior Notes	3.800%	5/13/60	3,000,000	2,285,283	(g)

Total Israel				37,489,529

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	65

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kazakhstan - 0.1%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	$24,162,000	$18,757,758	(a)

Mexico - 0.7%
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	10,882,000	8,370,261
Mexico Government International Bond, Senior Notes	6.050%	1/11/40	100,000	92,779
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	58,074,000	44,750,316
Mexico Government International Bond, Senior Notes	4.600%	1/23/46	17,344,000	12,844,404
Mexico Government International Bond, Senior Notes	4.400%	2/12/52	42,150,000	29,183,234

Total Mexico				95,240,994

Panama - 0.3%
Panama Government International Bond, Senior Notes	3.160%	1/23/30	2,770,000	2,264,687
Panama Government International Bond, Senior Notes	6.700%	1/26/36	10,747,000	10,603,283
Panama Government International Bond, Senior Notes	4.500%	5/15/47	10,290,000	7,347,805
Panama Government International Bond, Senior Notes	4.300%	4/29/53	19,500,000	13,076,725
Panama Government International Bond, Senior Notes	4.500%	4/1/56	3,900,000	2,646,046

Total Panama				35,938,546

Peru - 0.1%
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	5,998,000	5,673,313
Peruvian Government International Bond, Senior Notes	3.550%	3/10/51	410,000	275,711
Peruvian Government International Bond, Senior Notes	3.600%	1/15/72	11,580,000	7,033,052

Total Peru				12,982,076

Poland - 0.0%††
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	15,000	14,816

Russia - 0.0%††
Russian Foreign Bond - Eurobond, Senior Notes	5.625%	4/4/42	9,400,000	4,946,750	*(g)(m)

See Notes to Schedule of Investments.

66	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
United Arab Emirates - 0.2%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	$24,350,000	$24,335,634	(a)
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	4,140,000	4,137,557	(g)

Total United Arab Emirates				28,473,191

Uruguay - 0.4%
Uruguay Government International Bond, Senior Notes	4.375%	1/23/31	39,694,000	38,068,618
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	18,884,000	17,340,829

Total Uruguay				55,409,447

TOTAL SOVEREIGN BONDS (Cost - $506,632,751)				375,283,747

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.0%††
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%††
U.S. Treasury 5-Year Notes Futures, Call @ $111.50	10/21/22	861	861,000	26,906
U.S. Treasury 5-Year Notes Futures, Call @ $111.75	11/25/22	261	261,000	24,469
U.S. Treasury 10-Year Notes Futures, Call @ $112.50	10/21/22	212	212,000	188,813
U.S. Treasury Long-Term Bonds Futures, Call @ $126.00	10/21/22	192	192,000	432,000
U.S. Treasury Long-Term Bonds Futures, Call @ $130.00	10/21/22	642	642,000	451,406
U.S. Treasury Long-Term Bonds Futures, Call @ $131.00	10/21/22	106	106,000	54,656

TOTAL PURCHASED OPTIONS (Cost - $2,631,600)				1,178,250

	RATE	MATURITY DATE	FACE AMOUNT
MUNICIPAL BONDS - 0.0%††
Illinois - 0.0%††
Chicago, IL, GO, Taxable Project, Series B, Refunding	6.314%	1/1/44	3,000	2,680

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	67

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - 0.0%††
American Municipal Power-Ohio Inc., OH, Revenue, Series B, Taxable-combined Hydroelectric Projects Build America Bonds	7.834%	2/15/41	$134,000	$165,642

TOTAL MUNICIPAL BONDS (Cost - $185,633)				168,322

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $16,244,328,282)				13,803,045,452

			SHARES
SHORT-TERM INVESTMENTS - 0.4%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $51,004,499)	2.799%		51,004,499	51,004,499	(l)

TOTAL INVESTMENTS - 98.8% (Cost - $16,295,332,781)				13,854,049,951
Other Assets in Excess of Liabilities - 1.2%				172,559,407

TOTAL NET ASSETS - 100.0%				$14,026,609,358

See Notes to Schedule of Investments.

68	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is held at the broker as collateral for open swap contracts.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(h)	Securities traded on a when-issued or delayed delivery basis.

(i)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2022, the Fund held TBA securities with a total cost of $138,138,211.

(j)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(l)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2022, the total market value of investments in Affiliated Companies was $56,890,079 and the cost was $57,004,499 (Note 2).

(m)	The coupon payment on this security is currently in default as of September 30, 2022.

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	69

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
ARM	— Adjustable Rate Mortgage
CAS	— Connecticut Avenue Securities
CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
GO	— General Obligation
GTD	— Guaranteed
ICE	— Intercontinental Exchange
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

At September 30, 2022, the Fund had the following written options contracts:

EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
90-Day Eurodollar Futures, Call	12/19/22	$96.50	3,139	$7,847,500	$(196,187)
90-Day Eurodollar Futures, Call	12/19/22	97.00	12,904	32,260,000	(564,550)
90-Day Eurodollar Futures, Call	12/19/22	99.00	105	262,500	(656)
U.S. Treasury 5-Year Notes Futures, Call	10/7/22	107.75	317	317,000	(113,922)
U.S. Treasury 5-Year Notes Futures, Call	10/7/22	108.00	720	720,000	(191,250)
U.S. Treasury 5-Year Notes Futures, Call	10/21/22	108.50	316	316,000	(101,219)
U.S. Treasury 5-Year Notes Futures, Call	10/21/22	109.00	1,321	1,321,000	(268,328)
U.S. Treasury 5-Year Notes Futures, Call	10/21/22	109.25	3,444	3,444,000	(538,125)
U.S. Treasury 5-Year Notes Futures, Call	10/21/22	109.50	317	317,000	(39,625)
U.S. Treasury 5-Year Notes Futures, Call	10/21/22	110.00	950	950,000	(74,219)
U.S. Treasury 5-Year Notes Futures, Call	10/21/22	110.25	2,209	2,209,000	(138,063)
U.S. Treasury 5-Year Notes Futures, Call	10/21/22	110.50	1,041	1,041,000	(56,930)
U.S. Treasury 5-Year Notes Futures, Call	10/21/22	111.00	1,049	1,049,000	(40,977)
U.S. Treasury 5-Year Notes Futures, Call	10/21/22	112.00	796	796,000	(18,657)
U.S. Treasury 5-Year Notes Futures, Call	11/25/22	109.00	1,321	1,321,000	(629,540)
U.S. Treasury 5-Year Notes Futures, Call	11/25/22	109.25	3,426	3,426,000	(1,391,812)
U.S. Treasury 5-Year Notes Futures, Call	11/25/22	110.00	2,110	2,110,000	(543,985)
U.S. Treasury 5-Year Notes Futures, Put	10/7/22	107.00	316	316,000	(86,406)
U.S. Treasury 5-Year Notes Futures, Put	10/21/22	107.00	528	528,000	(264,000)

See Notes to Schedule of Investments.

70	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 5-Year Notes Futures, Put	10/21/22	$108.00	529	$529,000	$(520,734)
U.S. Treasury 10-Year Notes Futures, Call	10/7/22	112.00	1,060	1,060,000	(795,000)
U.S. Treasury 10-Year Notes Futures, Call	10/7/22	112.50	211	211,000	(108,797)
U.S. Treasury 10-Year Notes Futures, Call	10/21/22	111.00	316	316,000	(548,062)
U.S. Treasury 10-Year Notes Futures, Call	10/21/22	111.50	422	422,000	(600,031)
U.S. Treasury 10-Year Notes Futures, Call	10/21/22	112.75	555	555,000	(433,594)
U.S. Treasury 10-Year Notes Futures, Call	10/21/22	113.00	1,955	1,955,000	(1,344,062)
U.S. Treasury 10-Year Notes Futures, Call	10/21/22	114.00	1,056	1,056,000	(429,000)
U.S. Treasury 10-Year Notes Futures, Call	10/21/22	114.50	315	315,000	(93,516)
U.S. Treasury 10-Year Notes Futures, Call	10/21/22	115.00	949	949,000	(222,422)
U.S. Treasury 10-Year Notes Futures, Call	10/21/22	115.50	318	318,000	(54,656)
U.S. Treasury 10-Year Notes Futures, Call	10/21/22	116.00	3,684	3,684,000	(518,062)
U.S. Treasury 10-Year Notes Futures, Call	10/21/22	116.50	1,893	1,893,000	(207,047)
U.S. Treasury 10-Year Notes Futures, Call	10/21/22	117.50	528	528,000	(33,000)
U.S. Treasury 10-Year Notes Futures, Call	10/21/22	118.00	584	584,000	(27,375)
U.S. Treasury 10-Year Notes Futures, Call	10/21/22	119.00	955	955,000	(44,766)
U.S. Treasury 10-Year Notes Futures, Call	10/21/22	120.00	955	955,000	(29,844)
U.S. Treasury 10-Year Notes Futures, Call	10/21/22	121.00	851	851,000	(26,594)
U.S. Treasury 10-Year Notes Futures, Call	10/21/22	122.00	478	478,000	(7,469)
U.S. Treasury 10-Year Notes Futures, Call	11/25/22	113.00	527	527,000	(650,516)
U.S. Treasury 10-Year Notes Futures, Call	11/25/22	114.00	528	528,000	(453,750)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	71

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 10-Year Notes Futures, Call	11/25/22	$115.00	528	$528,000	$(313,500)
U.S. Treasury 10-Year Notes Futures, Call	11/25/22	117.00	106	106,000	(29,813)
U.S. Treasury 10-Year Notes Futures, Call	11/25/22	118.00	106	106,000	(21,531)
U.S. Treasury 10-Year Notes Futures, Put	10/21/22	111.00	338	338,000	(227,094)
U.S. Treasury 10-Year Notes Futures, Put	10/21/22	111.50	844	844,000	(725,312)
U.S. Treasury 10-Year Notes Futures, Put	10/21/22	112.00	212	212,000	(228,562)
U.S. Treasury 10-Year Notes Futures, Put	10/21/22	114.00	422	422,000	(989,062)
U.S. Treasury Long-Term Bonds Futures, Call	10/7/22	127.50	211	211,000	(168,141)
U.S. Treasury Long-Term Bonds Futures, Call	10/7/22	128.00	105	105,000	(67,266)
U.S. Treasury Long-Term Bonds Futures, Call	10/21/22	128.00	384	384,000	(504,000)
U.S. Treasury Long-Term Bonds Futures, Call	10/21/22	132.00	1,442	1,442,000	(540,750)
U.S. Treasury Long-Term Bonds Futures, Call	10/21/22	133.00	104	104,000	(27,625)
U.S. Treasury Long-Term Bonds Futures, Call	10/21/22	134.00	159	159,000	(32,297)
U.S. Treasury Long-Term Bonds Futures, Call	10/21/22	135.00	211	211,000	(29,672)
U.S. Treasury Long-Term Bonds Futures, Call	10/21/22	144.00	319	319,000	(9,969)
U.S. Treasury Long-Term Bonds Futures, Call	11/25/22	130.00	265	265,000	(434,766)
U.S. Treasury Long-Term Bonds Futures, Put	10/7/22	125.00	53	53,000	(39,750)
U.S. Treasury Long-Term Bonds Futures, Put	10/21/22	129.00	212	212,000	(755,250)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $36,898,026)					$(17,551,108)

At September 30, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	91	9/23	$21,963,041	$21,752,412	$(210,629)
3-Month SOFR	6,017	3/25	1,458,099,567	1,448,818,388	(9,281,179)

See Notes to Schedule of Investments.

72	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy - (continued)
90-Day Eurodollar	7,986	12/22	$1,937,843,945	$1,902,864,150	$(34,979,795)
90-Day Eurodollar	1,779	3/23	422,825,789	423,824,512	998,723
90-Day Eurodollar	2,350	6/23	567,308,448	560,093,125	(7,215,323)
90-Day Eurodollar	1,033	9/23	255,839,607	246,422,150	(9,417,457)
90-Day Eurodollar	2,733	12/23	666,357,508	652,572,075	(13,785,433)
U.S. Treasury 2-Year Notes	1,123	12/22	231,441,041	230,653,673	(787,368)
U.S. Treasury 5-Year Notes	48,566	12/22	5,383,911,455	5,221,224,301	(162,687,154)
U.S. Treasury Ultra 10-Year Notes	2,974	12/22	372,993,552	352,372,546	(20,621,006)
U.S. Treasury Ultra Long-Term Bonds	9,394	12/22	1,366,278,822	1,286,978,000	(79,300,822)

					(337,287,443)

Contracts to Sell:
30-Day Federal Funds	5,360	10/22	2,163,255,186	2,164,608,155	(1,352,969)
3-Month SOFR	6,380	12/22	1,543,388,352	1,540,730,125	2,658,227
3-Month SOFR	14,693	3/24	3,532,678,156	3,517,871,525	14,806,631
U.S. Treasury 10-Year Notes	18,697	12/22	2,169,374,837	2,095,232,562	74,142,275
U.S. Treasury Long-Term Bonds	89	12/22	11,436,390	11,250,156	186,234

					90,440,398

Net unrealized depreciation on open futures contracts					$(246,847,045)

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

At September 30, 2022, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
$265,050,000	11/18/23	3.970%**	CPURNSA**	$(977,871)	$8,303,717
192,517,000	6/4/24	3-Month LIBOR quarterly	0.820% semi-annually	—	(6,865,573)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	73

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
$461,342,000	9/30/24	Daily SOFR Compound annually	3.500% annually	$263,134	$(6,132,923)
265,050,000	11/18/26	CPURNSA**	3.370%**	2,338,612	(5,561,057)
301,200,000	11/20/26	1.520% annually	Daily SOFR Compound annually	(516,100)	18,383,575
163,756,000	5/15/27	0.710% annually	Daily SOFR Compound annually	772,450	20,731,840
433,616,000	8/15/28	1.130% annually	Daily SOFR Compound annually	3,095,991	56,147,984
220,355,000	8/15/28	1.220% annually	Daily SOFR Compound annually	(91,613)	29,162,445
175,011,000	2/15/29	2.850% annually	Daily SOFR Compound annually	(300,324)	8,754,426
321,374,000	4/30/29	3.270% annually	Daily SOFR Compound annually	(3,387,357)	11,376,046
183,403,000	10/20/31	1.733% annually	Daily SOFR Compound annually	753,162	10,691,365
100,642,000	3/18/32	2.000% annually	Daily SOFR Compound annually	815,776	11,855,866
165,060,000	7/20/45	0.560% annually	Daily SOFR annually	1,319,601	69,368,374
115,863,000	2/15/47	1.520% annually	Daily SOFR Compound annually	(1,270,317)	33,927,912
96,727,000	2/15/47	1.729% annually	Daily SOFR Compound annually	1,253,253	22,685,827
122,480,000	5/15/47	1.630% annually	Daily SOFR Compound annually	5,513,485	26,854,819

See Notes to Schedule of Investments.

74	Western Asset Core Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$10,332,000	8/15/47	1.650% annually	Daily SOFR Compound annually	$1,038,864	$1,661,998
	51,513,000	2/15/48	2.510% annually	Daily SOFR Compound annually	338,034	5,664,841
	17,221,000	2/15/48	2.600% annually	Daily SOFR Compound annually	1,183,736	520,325
	76,565,000	2/15/48	2.620% annually	Daily SOFR Compound annually	87,276	7,407,956
	72,147,000	2/15/48	3.050% annually	Daily SOFR Compound annually	2,224,033	(564,903)
	93,850,000	4/21/52	2.500% annually	Daily SOFR Compound annually	160,425	10,083,000

Total	$3,905,074,000				$14,614,250	$334,457,860

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Banc of America Securities LLC (PrimeX.FRM.1), 4.420%, due 7/25/36	$225,237	7/25/36	4.420% monthly	$22,768	$11,279	$11,489	(a)(b)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.IG.38 Index	$4,240,626,000	6/20/27	1.000% quarterly	$657,297	$49,259,757	$(48,602,460)
Markit CDX.NA.IG.39 Index	1,302,710,000	12/20/27	1.000% quarterly	(4,471,408)	(1,458,073)	(3,013,335)

Total	$5,543,336,000			$(3,814,111)	$47,801,684	$(51,615,795)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2022 Quarterly Report	75

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

OTC TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND‡	PERIODIC PAYMENTS RECEIVED BY THE FUND‡	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
JPMorgan Chase & Co.	$70,320,000	8/21/23	Daily SOFR Compound + 0.100%**	U.S. Treasury Bonds, 2.375%, due May 15, 2051**	—	$(7,210,427)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

(a)	Swap contract is valued using significant unobservable inputs (See Note 1).

(b)	Swap contract is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

CPURNSA	— U.S. CPI Urban Consumers NSA Index
LIBOR	— London Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

76	Western Asset Core Bond Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

77

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

78

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$1,705,822,089	$6,848,151	$1,712,670,240
Other Corporate Bonds & Notes	—	3,589,805,402	—	3,589,805,402
Mortgage-Backed Securities	—	3,763,239,068	—	3,763,239,068
Collateralized Mortgage Obligations	—	1,974,249,046	—	1,974,249,046
U.S. Government & Agency Obligations	—	1,229,367,087	—	1,229,367,087
Asset-Backed Securities	—	1,157,084,290	—	1,157,084,290
Sovereign Bonds	—	375,283,747	—	375,283,747
Purchased Options	$1,178,250	—	—	1,178,250
Municipal Bonds	—	168,322	—	168,322

Total Long-Term Investments	1,178,250	13,795,019,051	6,848,151	13,803,045,452

Short-Term Investments†	51,004,499	—	—	51,004,499

Total Investments	$52,182,749	$13,795,019,051	$6,848,151	$13,854,049,951

Other Financial Instruments:
Futures Contracts††	$92,792,090	—	—	$92,792,090
Centrally Cleared Interest Rate Swaps††	—	$353,582,316	—	353,582,316
OTC Credit Default Swaps on Credit Indices - Sell Protection‡	—	—	$22,768	22,768

Total Other Financial Instruments	$92,792,090	$353,582,316	$22,768	$446,397,174

Total	$144,974,839	$14,148,601,367	$6,870,919	$14,300,447,125

79

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$17,551,108	—	—	$17,551,108
Futures Contracts††	339,639,135	—	—	339,639,135
Centrally Cleared Interest Rate Swaps††	—	$19,124,456	—	19,124,456
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	51,615,795	—	51,615,795
OTC Total Return Swaps‡	—	7,210,427	—	7,210,427

Total	$357,190,243	$77,950,678	—	$435,140,921

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset Management Company, LLC, the Fund’s subadviser. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources, Inc. The following companies were considered affiliated companies for all or some portion of the period ended September 30, 2022. The following transactions were effected in such companies for the period ended September 30, 2022.

	Affiliate Value at December 31, 2021	Purchased		Sold
		Cost	Shares/ Face amount	Cost	Shares/ Face amount
Benefit Street Partners CLO Ltd., 2014-IVA ARRR	$6,002,911	—	—	—	—
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$3,087,841,945	3,087,841,945	$3,036,837,446	3,036,837,446

	$6,002,911	$3,087,841,945		$3,036,837,446

80

Notes to Schedule of Investments (unaudited) (continued)

(cont’d)	Realized Gain (Loss)	Interest/ Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2022
Benefit Street Partners CLO Ltd., 2014-IVA ARRR	—	$107,004	$(117,331)	$5,885,580
Western Asset Premier Institutional Government Reserves, Premium Shares	—	241,978	—	51,004,499

	—	$348,982	$(117,331)	$56,890,079

81